UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN
Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
April 30, 2013

Nuveen Performance Plus Municipal Fund, Inc.
NPP

Nuveen Municipal Advantage Fund, Inc.
NMA

Nuveen Municipal Market Opportunity Fund, Inc.
NMO

Nuveen Dividend Advantage Municipal Fund
NAD

Nuveen Dividend Advantage Municipal Fund 2
NXZ

Nuveen Dividend Advantage Municipal Fund 3
NZF

April

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	9

Common Share Information	11

Risk Considerations	13

Performance Overview and Holding Summaries	14

Portfolios of Investments	20

Statement of Assets and Liabilities	91

Statement of Operations	93

Statement of Changes in Net Assets	94

Statement of Cash Flows	96

Financial Highlights	98

Notes to Financial Statements	107

Reinvest Automatically, Easily and Conveniently	119

Glossary of Terms Used in this Report	121

Additional Fund Information	127

Chairman’s
Letter to Shareholders

Dear Shareholders,

After nine years of serving as lead director and independent chairman of the Nuveen Fund Board, my term of office is coming to an end. It has been a privilege to use this space to communicate with you on some of the broad economic trends in the U.S. and abroad and how they are impacting the investment environment in which your funds operate. In addition, I have enjoyed offering some perspective on how your Board views the various Nuveen investment teams as they apply their investment disciplines in that investment environment.

My term has coincided with a particularly challenging period for both mutual fund sponsors and investors. Since 2000 there have been three periods of unusually strong stock market growth and two major market declines. Recent years have been characterized by a search for yield in fixed income securities to compensate for an extended period of very low interest rates. Funds are investing more in foreign and emerging markets that require extensive research capabilities to overcome the more limited transparency and higher volatility in those markets. New fund concepts often incorporate derivative financial instruments that offer efficient ways to hedge investment risk or gain exposure to selected markets. Fund trading teams operate in many new domestic and international venues with quite different characteristics. Electronic trading and global communication networks mean that fund managers must be able to thrive in financial markets that react instantaneously to newsworthy events and are more interconnected than ever.

Nuveen has committed additional resources to respond to these changes in the fund industry environment. It has added IT and research resources to assemble and evaluate the increased flow of detailed information on economies, markets and individual companies. Based on its experience during the financial crisis of 2008-09, Nuveen has expanded its resources dedicated to valuing and trading portfolio securities with a particular focus on stressed financial market conditions. It has added systems and experienced risk management professionals to work with investment teams to better help evaluate whether their funds’ risk exposures are appropriate in view of the return targets. The investment teams have also reflected on recent experience to reaffirm or modify their investment disciplines. Finally, experienced professionals and IT resources have been added to address new regulatory requirements designed to better inform and protect investors. The Board has enthusiastically encouraged these initiatives.

The Nuveen Fund Board has always viewed itself as your representatives to assure that Nuveen brings together experienced people, proven technologies and effective processes designed to produce results that meet investor expectations. It is important to note that our activities are highlighted by the annual contract renewal process. Despite its somewhat formal language, I strongly encourage you to read the summary because it offers an insight into our oversight process. The report is included in the back of this or a subsequent shareholder report. The renewal process is very comprehensive and includes a number of evaluations and discussions between the Board and Nuveen during the year. The summary also describes what has been achieved across the Nuveen fund complex and at individual funds such as yours.

As I leave the chairmanship and resume my role as a member of the Board, please be assured that I and my fellow Board members will continue to hold your interests uppermost in our minds as we oversee the management of your funds and that we greatly appreciate your confidence in your Nuveen fund.

Very sincerely,

Robert P. Bremner
Chairman of the Board
June 21, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Nuveen Municipal Advantage Fund, Inc. (NMA)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Nuveen Dividend Advantage Municipal Fund (NAD)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)

Portfolio managers Tom Spalding and Paul Brennan discuss key investment strategies and the six-month performance of these six national Funds. Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO and NAD since 2003. Paul assumed portfolio management responsibility for NZF in 2006.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2013?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. However, the municipal market also encountered some additional volatility generated by the political environment, particularly the “fiscal cliff” at the end of 2012 and the approach of federal tax season. Although the total volume of tax-exempt supply improved, the issuance pattern remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve. On the revenue side, state tax collections have grown for eleven straight quarters, exceeding pre-recession levels beginning in September 2011, while on the expense side, the states made headway in cutting and controlling costs. The current low level of municipal issuance reflects the current political distaste for additional borrowing by state and local governments facing fiscal constraints and the prevalent atmosphere of municipal budget austerity. During this period, we continued to see municipal yields remain relatively low. Borrowers seeking to take advantage of the low rate environment sparked an increase in refunding activity, with approximately 50% of municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

Overall, we emphasized bonds with longer maturities. This enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve and also

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

provided some protection for the Funds’ duration and yield curve positioning. Our efforts in this area were somewhat constrained by the structure of bonds typically issued as part of refinancing deals, which tend to be characterized by shorter maturities. Across most of the Funds, our credit purchases focused on higher quality bonds with the goal of positioning the Funds slightly more defensively. In NZF, we also continued to purchase lower rated bonds when we found attractive opportunities, as we believed these bonds still offered relative value.

Cash for new purchases during this reporting period was generated primarily by the proceeds from an increased number of bond calls resulting from the growth in refinancings. We worked to redeploy these proceeds as well as those from maturing bonds to keep the Funds as fully invested as possible. Overall, selling was relatively limited because the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of April 30, 2013, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended April 30, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide total returns for the Funds for the six-month, one-year, five-year and ten-year periods ended April 30, 2013. Each Fund’s total returns are compared with the performance of a corresponding market index and Lipper classification average.

For the six-months ended April 30, 2013 the total returns on common share net asset value (NAV) for all six of these Nuveen Funds exceeded the return for the S&P Municipal Bond Index. For this same period, NPP, NMA, NMO, NAD and NXZ outperformed the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average and NZF lagged the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance over this period. NZF had slightly less leverage, which detracted from its performance. Leverage is discussed in more detail later in this report.

During the reporting period, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest

6	Nuveen Investments

end produced the weakest results. For this period, duration and yield curve positioning was a major positive contributor to the performance of these Funds, with the net impact varying according to each Fund’s individual weightings along the yield curve. Overall, NPP, NAD and NZF were the most advantageously positioned in terms of duration and yield curve. In particular, the Funds benefited from their holdings of long duration bonds, many of which had zero percent coupons, which generally outperformed the market during this period. This was especially true in NPP, NMA, NMO, NAD and NXZ, all of which were overweight in zero coupon bonds.

Credit exposure was another important factor in the Funds’ performance during these six-months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, these Funds benefited from their holdings of lower rated credits. NZF, on the other hand, had the heaviest weighting of bonds rated AAA and the smallest weighting of BBB bonds, which detracted from its performance.

During this reporting period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), transportation, education and water and sewer bonds. All of these Funds, particularly NMA, NMO and NXZ, had strong weightings in health care, which added to their performance. NZF had the smallest allocation of these bonds, which limited the positive impact of these holdings.

Tobacco credits backed by the 1998 master tobacco settlement agreement also performed extremely well, helped in part by their longer effective durations. These bonds also benefited from market developments, including increased demand for higher yielding investments by investors who had become less risk averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement stand to receive increased payments from the tobacco companies. As of April 30, 2013, all of these Funds, especially NXZ, were overweight in tobacco bonds, which benefited their performance as tobacco credits rallied.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2013, NPP and NZF held the heaviest weighting of pre-refunded bonds, which detracted from its performance during this period.

Nuveen Investments	7

General obligation (GO) bonds and utilities (e.g., resource recovery, public power) credits also lagged the performance of the general municipal market for this period.

Shareholders also should be aware of issues impacting some of the Funds’ non-state holdings. In December 2012, Moody’s down-graded Puerto Rico GO bonds to Baa3 from Baa1 based on Puerto Rico’s ongoing economic problems, unfunded pension liabilities, elevated debt levels and structural budget gaps. In addition, during July 2012, bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA) also were downgraded by Moody’s to Aa3 from Aa2. The downgrade of the COFINA bonds was due mainly to the performance of Puerto Rico’s economy and its impact on the projected growth of sales tax revenues, and not to any sector or structural issues. In addition, the COFINA bonds were able to maintain a higher rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support the commonwealth’s GO bonds. All of these Funds have exposure to Puerto Rico bonds, the majority of which are dedicated sales tax bonds issued by COFINA, but no exposure to Puerto Rico GOs.

During the reporting period, Puerto Rico paper generally underperformed the market as whole. Because most of our holdings were the COFINA bonds, the overall impact on performance was minimal, differing from Fund to Fund in line with the type and amount of its holdings. As we continue to emphasize Puerto Rico’s stronger credits, we view the COFINA bonds as potentially long-term holdings and note that the commonwealth recently introduced various sales tax enforcement initiatives aimed at improving future collections.

8	Nuveen Investments

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

As of April 30, 2013, the Funds’ percentages of effective and regulatory leverage are shown in the accompanying table.

	Effective	Regulatory
	Leverage *	Leverage *
NPP	36.74%	34.51%
NMA	34.49%	29.84%
NMO	36.47%	33.15%
NAD	34.33%	29.27%
NXZ	33.01%	28.93%
NZF	32.76%	26.97%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Investments	9

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2013, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual
Fund	Series	at Liquidation Value	Interest Rate	NYSE Ticker
NAD	2015	$144,300,000	2.70%	NAD PrC
NZF	2016	$70,000,000	2.80%	NZF PrC

VMTP Shares
		VMTP Shares Issued
Fund	Series	at Liquidation Value
NPP	2015	$535,000,000
NAD	2014	$120,400,000
NZF	2014	$169,200,000

During the current reporting period, NPP successfully exchanged of all of its outstanding 4,217 Series 2014 VMTP Shares for 4,217 Series 2015 VMTP Shares. Concurrent with this exchange, the Fund also issued an additional $113,300,000, at liquidation value, of Series 2015 VMTP Shares. Both of these transactions were completed in privately negotiated offerings.

The Fund completed the exchange offer in which it refinanced its existing VMTP Shares with new VMTP Shares at a reduced cost and with a term redemption date of December 1, 2015. The proceeds from the additional VMTP Shares were used to take advantage of opportunities in the current municipal market. Dividends on the VMTP Shares are set weekly at a fixed spread to the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA).

VRDP Shares
VRDP Shares Issued
Fund	at Liquidation Value
NMA	$296,800,000
NMO	$350,900,000
NXZ	$196,000,000

Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP Shares, VMTP Shares and VRDP Shares.

10	Nuveen Investments

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the current reporting period ended April 30, 2013, the Funds’ monthly dividends to shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NPP	NMA	NMO	NAD	NXZ	NZF
November	$0.0800	$0.0755	$0.0705	$0.0760	$0.0750	$0.0755
December	0.0770	0.0710	0.0670	0.0730	0.0670	0.0660
January	0.0770	0.0710	0.0670	0.0730	0.0670	0.0660
February	0.0770	0.0710	0.0670	0.0730	0.0670	0.0660
March	0.0770	0.0670	0.0645	0.0730	0.0670	0.0625
April	0.0770	0.0670	0.0645	0.0730	0.0670	0.0625

Ordinary Income Distribution*	$—	$0.0078	$—	$0.0053	$—	$0.0017

Market Yield**	5.82%	5.44%	5.40%	5.79%	5.27%	5.09%
Taxable-Equivalent Yield**	8.08%	7.56%	7.50%	8.04%	7.32%	7.07%

*	Distribution paid in December 2012.
**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2013, all of the Funds in this report had positive UNII balances, based on our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

Nuveen Investments	11

COMMON SHARE REPURCHASES

During November 2012, the Nuveen Funds’ Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

COMMON SHARE OTHER INFORMATION

As of April 30, 2013, and during the current reporting period, the share prices of the Funds were trading at a premium/(discount) to their NAVs as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common Share NAV	$16.91	$15.97	$15.43	$16.28	$16.34	$16.04
Common Share Price	$15.88	$14.79	$14.33	$15.14	$15.27	$14.73
Premium/(Discount) to NAV	-6.09%	-7.39%	-7.13%	-7.00%	-6.55%	-8.17%
6-Month Average
Premium/(Discount) to NAV	-2.81%	-3.89%	-4.31%	-3.77%	-4.74%	-5.23%

12	Nuveen Investments

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that a Fund could lose more than its original principal investment.

Derivatives Risk. The Funds may use derivative instruments which involve a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount investment.

Nuveen Investments	13

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPP at Common Share NAV	4.20%	11.20%	9.30%	6.87%
NPP at Common Share Price	-0.62%	7.36%	10.36%	7.12%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	21.3%
Health Care	15.1%
Transportation	14.9%
Tax Obligation/General	14.7%
U.S. Guaranteed	11.3%
Consumer Staples	7.5%
Utilities	7.4%
Other	7.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	17.5%
AA	36.2%
A	24.8%
BBB	12.7%
BB or Lower	6.3%
N/R	1.0%

States1
(as a % of total investments)
Illinois	18.2%
California	13.9%
Texas	7.6%
Colorado	6.7%
Florida	4.8%
Ohio	4.1%
New Jersey	3.8%
Puerto Rico	3.7%
New York	3.0%
Washington	2.5%
Pennsylvania	2.5%
Indiana	2.4%
Nevada	2.4%
Michigan	2.3%
Virginia	2.2%
South Carolina	2.0%
Other	17.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

14	Nuveen Investments

Nuveen Municipal Advantage Fund, Inc. (NMA)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMA at Common Share NAV	4.10%	11.28%	9.20%	6.82%
NMA at Common Share Price	-2.92%	4.11%	9.15%	6.44%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Health Care	19.9%
Tax Obligation/General	16.0%
Tax Obligation/Limited	15.8%
Transportation	14.8%
U.S. Guaranteed	10.2%
Consumer Staples	7.4%
Utilities	7.0%
Other	8.9%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	14.8%
AA	34.2%
A	27.4%
BBB	14.6%
BB or Lower	6.1%
N/R	1.1%

States1
(as a % of total investments)
California	16.2%
Illinois	10.5%
Texas	8.0%
Colorado	6.8%
Louisiana	6.3%
Puerto Rico	5.3%
New York	5.1%
Ohio	4.6%
Indiana	3.3%
Pennsylvania	3.3%
Nevada	3.2%
Florida	3.1%
Michigan	2.3%
New Jersey	2.2%
Arizona	2.1%
Other	17.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	15

Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMO at Common Share NAV	3.84%	11.18%	8.37%	6.50%
NMO at Common Share Price	-1.30%	6.89%	8.68%	6.42%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Transportation	21.0%
Health Care	19.2%
Tax Obligation/General	15.2%
Tax Obligation/Limited	11.7%
U.S. Guaranteed	8.9%
Consumer Staples	7.5%
Utilities	6.6%
Other	9.9%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	15.9%
AA	35.2%
A	24.8%
BBB	14.6%
BB or Lower	6.2%
N/R	0.5%

States1
(as a % of total investments)
California	17.3%
Illinois	10.7%
Texas	9.0%
Colorado	5.5%
Ohio	5.4%
Pennsylvania	4.0%
Florida	3.9%
New York	3.9%
Puerto Rico	3.8%
Nevada	3.3%
Michigan	3.1%
Washington	3.0%
North Carolina	2.8%
Indiana	2.7%
Virgina	2.5%
Alaska	2.2%
Other	16.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

16	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund (NAD)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	4.25%	11.23%	9.29%	6.96%
NAD at Common Share Price	-1.15%	7.74%	9.40%	6.59%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Health Care	19.7%
Tax Obligation/Limited	17.8%
Tax Obligation/General	17.2%
Transportation	17.1%
Consumer Staples	7.4%
U.S. Guaranteed	7.1%
Water and Sewer	3.8%
Investment Companies	0.1%
Other	9.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	13.1%
AA	41.9%
A	23.0%
BBB	14.3%
BB or Lower	4.1%
N/R	2.0%

States1
(as a % of municipal bonds)
Illinois	17.7%
California	8.7%
Texas	7.1%
New York	5.9%
Washington	5.7%
Florida	5.5%
Colorado	5.4%
Wisconsin	4.2%
Louisiana	3.8%
Nevada	3.8%
Puerto Rico	3.5%
Ohio	3.2%
New Jersey	3.1%
Arizona	2.5%
Indiana	2.5%
Other	17.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	17

Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXZ at Common Share NAV	4.13%	11.26%	8.65%	7.43%
NXZ at Common Share Price	0.31%	6.77%	7.40%	7.13%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	21.3%
Health Care	20.6%
Transportation	16.0%
Tax Obligation/General	10.3%
U.S. Guaranteed	7.6%
Consumer Staples	7.5%
Water and Sewer	4.7%
Other	12.0%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	13.4%
AA	31.3%
A	24.2%
BBB	16.4%
BB or Lower	7.0%
N/R	3.9%

States1
(as a % of total investments)
Texas	17.3%
California	15.7%
Illinois	12.3%
Michigan	5.2%
Colorado	5.0%
New York	4.9%
Indiana	4.2%
Louisiana	3.1%
South Carolina	2.8%
Puerto Rico	2.5%
Georgia	2.3%
Florida	2.2%
Nevada	2.0%
North Carolina	1.9%
Other	18.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

18	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund 3 (NZF)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	2.83%	9.99%	8.75%	7.16%
NZF at Common Share Price	-3.87%	1.88%	8.52%	7.18%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	21.0%
Health Care	16.3%
Transportation	14.1%
Tax Obligation/General	12.6%
U.S. Guaranteed	9.6%
Education and Civic Organizations	6.2%
Consumer Staples	5.6%
Water and Sewer	5.5%
Investment Companies	0.4%
Other	8.7%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	22.6%
AA	36.4%
A	23.0%
BBB	4.9%
BB or Lower	4.4%
N/R	6.6%

States1
(as a % of municipal bonds)
Texas	12.4%
Illinois	10.8%
California	9.0%
Louisiana	5.9%
Michigan	5.8%
New York	5.4%
Indiana	5.2%
New Jersey	4.4%
Georgia	4.3%
Nevada	3.9%
Washington	3.5%
Florida	3.4%
Colorado	3.2%
Pennsylvania	2.4%
Massachusetts	2.3%
Ohio	2.3%
Other	15.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	19

Nuveen Performance Plus Municipal Fund, Inc.
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.8% (100.0% of Total Investments)
	Alabama – 0.2% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$1,435	5.625%, 2/01/22 – FGIC Insured (4)	7/13 at 100.00	Ca	$1,114,292
1,505	5.375%, 2/01/27 – FGIC Insured (4)	7/13 at 100.00	Ca	1,121,827
2,940	Total Alabama			2,236,119
	Alaska – 1.4% (0.9% of Total Investments)
3,945	CivicVentures, Alaska, Anchorage Convention Center Revenue Bonds, Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	A1	4,247,621
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
7,500	5.000%, 6/01/32	6/14 at 100.00	B+	7,017,825
3,080	5.000%, 6/01/46	6/14 at 100.00	B+	2,760,512
14,525	Total Alaska			14,025,958
	Arizona – 1.0% (0.6% of Total Investments)
1,120	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Refunding Series 2011A, 3.000%, 7/01/13	No Opt. Call	AA+	1,125,376
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	8,547,575
8,900	Total Arizona			9,672,951
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	7/13 at 100.00	N/R	3,908,603
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	Baa1	1,026,520
6,080	Total Arkansas			4,935,123
	California – 21.2% (13.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,914,610
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	Aa2	2,300,639
15,870	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	AA–	12,893,105
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	3,848,390
5,015	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 5.000%, 5/01/13	No Opt. Call	AA	5,015,702
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,444,400
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,657,020
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,582,595
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)	6/17 at 100.00	A3	4,136,489
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,454,400
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,295,200
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	11,143,300
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	7,446,775

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	$3,455,850
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/32 – AGM Insured	8/18 at 100.00	Aa1	5,425,000
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured	8/17 at 56.01	Aa2	3,486,132
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	6,326,700
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,875	4.500%, 6/01/27	6/17 at 100.00	B	2,804,563
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,306,440
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	9,293,700
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,055,900
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,072,375
2,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2002 Series 2004, 5.250%, 8/01/24 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA– (5)	2,025,400
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C, 5.000%, 8/01/32 – FGIC Insured	8/17 at 100.00	Aa1	5,638,250
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	AA	2,920,073
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	4,511,760
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	7/13 at 100.00	N/R (5)	1,202,360
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,227,880
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	Aa3	1,680,516
12,065	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured	No Opt. Call	Baa2	13,386,841
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	2,827,084
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction, Series 2002, 5.000%, 9/01/32 – NPFG Insured	9/14 at 100.00	A	2,563,809
5,010	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,616,811
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA–	3,789,232
2,100	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured	7/15 at 102.00	Baa2	2,198,448
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.640%, 2/01/33 (IF)	8/19 at 100.00	Aa2	3,081,629
3,400	San Francisco City and County, California, General Obligation Bonds, General Hospital Improvement Project, Series 2010A, 5.000%, 6/15/13	No Opt. Call	Aa1	3,420,876
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	4,649,657
13,540	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	5,404,356
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa2	1,011,780
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	Aa2	1,543,757

Nuveen Investments	21

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	Aa1	$2,574,294
2,970	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	2,972,970
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	AA+	1,696,639
5,245	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/30 – NPFG Insured	8/15 at 100.00	AA–	5,646,190
238,975	Total California			214,949,897
	Colorado – 10.2% (6.7% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured	12/15 at 100.00	Aa2 (5)	5,868,695
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured	8/14 at 100.00	A	3,057,390
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	AA–	2,537,536
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	15,304,100
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,065,640
20,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (5)	20,546,200
13,620	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	Baa2	10,219,903
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa2	6,311,358
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa2	12,119,933
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	Baa2	4,645,318
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	Baa2	5,786,245
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (5)	812,690
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	6,041,850
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,377,488
40	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	43,072
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
2,130	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	2,320,720
1,145	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	1,255,561
150,105	Total Colorado			103,313,699
	Connecticut – 0.8% (0.5% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	8,482,081
	District of Columbia – 1.3% (0.9% of Total Investments)
3,975	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/13 at 100.00	A1	4,014,631
4,245	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43 (Pre-refunded 4/01/15)	4/15 at 100.00	AA– (5)	4,516,340

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	$5,092,600
13,220	Total District of Columbia			13,623,571
	Florida – 7.4% (4.8% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured	5/14 at 100.00	N/R	1,717,255
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	1,547,101
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	1,807,383
2,020	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa3 (5)	2,037,210
1,745	Collier County, Florida, Special Obligation Revenue Bonds, Series 2010, 3.000%, 7/01/13	No Opt. Call	AA	1,753,027
5,600	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA+	6,030,584
3,790	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Refunding Series 2010D, 5.000%, 7/01/13	No Opt. Call	AA–	3,821,305
3,445	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%, 7/01/37 (Alternative Minimum Tax)	1/16 at 100.00	AA+	3,657,488
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A+	7,140,700
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured (UB)	4/15 at 100.00	Aa2	10,639,200
1,485	Martin County, Florida, Utilities System Refunding Revenue Bonds, Series 1998, 5.500%, 10/01/13 – FGIC Insured	No Opt. Call	AA	1,515,517
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/15 at 100.00	A	4,053,633
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A- 1, 5.375%, 10/01/41	10/20 at 100.00	A	5,702,400
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/27	10/20 at 100.00	A	2,858,900
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	Aa2	2,537,344
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,902,263
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,625,624
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa2	2,118,140
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	Baa2	4,947,784
2,435	Saint Petersburg, Florida, Public Utility Revenue Bonds, Refunding Series 2009B, 5.000%, 10/01/13	No Opt. Call	Aa2	2,484,041
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,764,508
70,320	Total Florida			74,661,407
	Georgia – 1.1% (0.7% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1	6,183,050
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,364,200
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA–	2,887,325
9,500	Total Georgia			11,434,575

Nuveen Investments	23

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho – 0.0% (0.0% of Total Investments)
$105	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)	7/13 at 100.00	A1	$106,997
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%, 7/01/25 (Alternative Minimum Tax)	7/13 at 100.00	AAA	282,178
380	Total Idaho			389,175
	Illinois – 27.8% (18.2% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,589,761
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	A+	8,505,200
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	8,126,000
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa3	26,021,348
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aa3	25,161,454
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/13 at 100.00	A	9,275,204
1,785	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A2	1,921,785
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	6,072,311
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,352,240
15,285	0.000%, 11/01/19	No Opt. Call	AAA	13,575,831
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (5)	5,040,750
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,733,280
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	2,148,320
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.266%, 7/01/46 (IF)	7/17 at 100.00	AA	6,451,035
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,342,780
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (WI/DD, Settling 5/02/13) (UB)	2/21 at 100.00	AA–	2,846,500
185	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	193,258
815	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (5)	859,727
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,540,295
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,297,109
4,970	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	5,252,296
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health System, Series 2003, 5.150%, 2/15/37	8/13 at 100.00	Aa2	4,610,747
3,610	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	AA+ (5)	3,645,342
1,460	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.250%, 8/15/15	8/13 at 100.00	BBB+	1,463,489
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A2	2,882,743
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (WI/DD, Settling 5/16/13)	1/23 at 100.00	AA–	2,532,411

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General Obligation Bonds, Series 2005E, 0.000%, 12/15/24 (Pre-refunded 12/15/13) – FGIC Insured	12/13 at 57.71	AA+ (5)	$4,160,920
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	10,174,080
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	15,303,518
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,513,016
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	13,898,253
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	18,062,231
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,090,015
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured	No Opt. Call	AAA	6,128,415
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	AA– (5)	6,547,365
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA–	2,941,122
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	23,160,722
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	3,560,554
5,190	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	Aa2 (5)	4,186,306
320,845	Total Illinois			282,167,733
	Indiana – 3.7% (2.4% of Total Investments)
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa2	3,199,410
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	2,800,705
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,235,085
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/23	2/16 at 100.00	AA–	824,610
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 100.00	A+ (5)	1,360,058
1,215	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	1,295,834
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	7/13 at 100.00	A (5)	4,338,101
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	3,269,160
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	A (5)	2,183,420
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aaa	3,144,682
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	6,559,307
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 – NPFG Insured	7/15 at 100.00	AA+	2,536,808
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/25 (Pre-refunded 1/15/15) – NPFG Insured	1/15 at 100.00	AA+ (5)	1,942,542
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	AA–	943,671
39,630	Total Indiana			37,633,393

Nuveen Investments	25

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa – 2.0% (1.3% of Total Investments)
$1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/21	7/16 at 100.00	BB+	$1,599,165
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	B+	4,823,000
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	4,336,765
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	5,296,374
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,503,015
20,865	Total Iowa			20,558,319
	Kansas – 0.8% (0.5% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	3,940,653
5,465	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	3,679,803
9,255	Total Kansas			7,620,456
	Louisiana – 2.6% (1.7% of Total Investments)
295	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26	7/13 at 100.00	Aaa	295,637
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	A+ (5)	4,296,120
1,000	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, University Health Sciences Center Projects, Series 2000, 6.375%, 5/01/31 – NPFG Insured	7/13 at 100.00	AA–	1,004,340
5,000	Louisiana State, General Obligation Bonds, Series 2006C, 5.000%, 5/01/13 – AGM Insured	No Opt. Call	AA	5,000,650
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
5,800	5.500%, 5/15/30	5/13 at 100.00	A1	5,831,958
9,655	5.875%, 5/15/39	5/13 at 100.00	A–	9,708,199
25,750	Total Louisiana			26,136,904
	Maine – 0.7% (0.5% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	1,273,535
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA– (5)	5,724,531
6,730	Total Maine			6,998,066
	Maryland – 0.3% (0.2% of Total Investments)
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 6.000%, 1/01/28	1/18 at 100.00	BBB	2,826,344
	Massachusetts – 2.8% (1.8% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,982,250
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	7/13 at 100.00	BBB	4,004,080
7,125	5.125%, 2/01/34 – NPFG Insured	7/13 at 100.00	BBB	7,125,784
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA–	9,476,066
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38	7/18 at 100.00	A–	560,350
26,605	Total Massachusetts			28,148,530

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 3.6% (2.3% of Total Investments)
$1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	$1,158,686
2,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.250%, 7/01/16 – NPFG Insured	No Opt. Call	Baa2	2,226,340
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,465	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	5,556,156
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,056,500
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	A+	1,048,870
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A	3,387,922
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	2,242,580
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	Aa3	2,892,688
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/29 – NPFG Insured	10/13 at 100.00	Aa3	5,093,150
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	3,172,031
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29	8/19 at 100.00	A1	2,995,775
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,475,036
37,780	Total Michigan			36,305,734
	Minnesota – 1.8% (1.2% of Total Investments)
15,520	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA–	18,145,518
	Mississippi – 1.2% (0.8% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/13 at 100.00	BBB	9,780,518
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	2,608,130
12,225	Total Mississippi			12,388,648
	Missouri – 2.1% (1.3% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
1,000	5.250%, 10/01/14 – AGM Insured	10/13 at 100.00	AA–	1,021,130
2,225	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	2,261,624
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.250%, 9/01/17 – FGIC Insured	9/13 at 100.00	A+	6,454,966
10,370	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	11,185,186
19,945	Total Missouri			20,922,906
	Nevada – 3.6% (2.4% of Total Investments)
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	27,205,584
5,130	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/31	7/17 at 100.00	AA	5,461,911
2,500	Reno, Neveda, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.608%, 7/01/31 – BHAC Insured (IF) (7)	7/17 at 100.00	AA+	3,744,700
31,825	Total Nevada			36,412,195

Nuveen Investments	27

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.6% (0.4% of Total Investments)
$5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	$5,612,650
	New Jersey – 5.8% (3.8% of Total Investments)
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	A	2,621,250
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,633,455
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	AA–	5,536,215
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	9,311,513
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,158,170
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	4,712,200
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	15,314,760
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA– (5)	10,081,000
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	4,475,054
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	4,404,450
87,015	Total New Jersey			59,248,067
	New York – 4.6% (3.0% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	5,706,195
1,375	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program, Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured	7/13 at 100.00	N/R	1,378,465
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series 1997, 5.450%, 8/01/35 – AMBAC Insured	8/13 at 100.00	N/R	1,505,520
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	9,183,421
5,090	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Series 2003A, 5.000%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	AA (5)	5,131,331
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA–	14,818,152
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	2,024,140
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2012A, 2.000%, 6/15/13	No Opt. Call	AAA	4,009,600
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	3,110,517
43,830	Total New York			46,867,341
	North Carolina – 2.3% (1.5% of Total Investments)
5,550	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39	1/18 at 100.00	AA–	6,092,846
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (5)	5,289,697
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,801,435
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,909,570
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	4,480,937
21,305	Total North Carolina			23,574,485

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota – 0.5% (0.3% of Total Investments)
$3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	$4,895,828
	Ohio – 6.3% (4.1% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	11,249,900
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,685	5.125%, 6/01/24	6/17 at 100.00	B–	5,277,386
5,640	5.875%, 6/01/30	6/17 at 100.00	B	5,059,475
4,875	5.750%, 6/01/34	6/17 at 100.00	B	4,276,106
4,290	6.000%, 6/01/42	6/17 at 100.00	BB+	3,892,231
14,830	5.875%, 6/01/47	6/17 at 100.00	B	13,250,160
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	10,704,557
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	2,804,194
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA–	3,774,283
3,425	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/19 – AMBAC Insured	2/14 at 100.00	A1	3,550,766
66,160	Total Ohio			63,839,058
	Pennsylvania – 3.8% (2.5% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	1,464,238
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA–	2,527,875
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA–	2,428,219
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA–	2,345,199
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA–	2,167,706
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA–	2,805,295
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA–	1,751,092
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA–	1,847,130
700	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	5/13 at 100.00	N/R	639,489
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	1,611,260
5,100	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	5,487,549
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	13,029,419
42,995	Total Pennsylvania			38,104,471
	Puerto Rico – 5.7% (3.7% of Total Investments)
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.125%, 7/01/29 (Pre-refunded 7/01/13)	7/13 at 100.00	AA+ (5)	3,025,080
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	7/15 at 100.00	BBB+	628,594
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/20	7/17 at 100.00	BBB+	1,037,820
1,200	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.000%, 7/01/28	7/18 at 100.00	BBB+	1,200,732
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	BBB	1,330,173
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	1,011,040

Nuveen Investments	29

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$2,500	Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%, 8/01/24	8/15 at 100.00	BBB–	$2,510,175
1,060	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.750%, 7/01/17	No Opt. Call	BBB–	1,141,927
11,975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 5.000%, 8/01/24	8/19 at 100.00	A+	12,986,409
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	10,633,613
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	8,991,131
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	3,615,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	5,573,341
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds Trust 3101, 18.606%, 8/01/57 (IF) (7)	8/17 at 100.00	AA–	4,351,800
138,500	Total Puerto Rico			58,037,585
	Rhode Island – 0.2% (0.1% of Total Investments)
1,735	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	7/13 at 100.00	BBB+	1,752,177
	South Carolina – 3.0% (2.0% of Total Investments)
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/25 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	Baa2 (5)	2,892,969
1,345	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.375%, 6/01/20 – FGIC Insured	6/14 at 100.00	A+	1,416,554
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	13,353,237
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	7,287,800
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	5,570,544
51,245	Total South Carolina			30,521,104
	Tennessee – 0.7% (0.5% of Total Investments)
435	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	436,675
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	6,777,420
6,435	Total Tennessee			7,214,095
	Texas – 11.6% (7.6% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006, 5.000%, 5/01/35 – NPFG Insured	5/16 at 100.00	A1	5,442,450
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,840,075
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005:
4,000	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Baa2 (5)	4,279,720
13,000	5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Baa2 (5)	13,909,090
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,171,230
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)	2/15 at 100.00	AAA	3,251,610

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	AA+ (5)	$3,556,525
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	10,021,770
2,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/13 at 100.00	Baa2	2,986,377
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	AA	3,466,935
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA–	1,026,048
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	1,846,912
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB–	1,320,275
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/40	8/14 at 23.67	AAA	7,819,151
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008:
5,000	0.000%, 8/15/39	8/17 at 27.35	AAA	1,243,650
19,300	0.000%, 8/15/41	8/17 at 24.20	AAA	4,211,067
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–	2,193,280
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/32	No Opt. Call	Aaa	8,599,315
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,322,142
3,500	Texas A&M University, Permanent University Fund Bonds, Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,891,545
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	16,193,980
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,511,723
6,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Series 2010A, 5.000%, 7/01/13	No Opt. Call	AAA	6,049,140
1,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	2,080,108
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman Project, Series 2011, 6.000%, 11/01/41	11/21 at 100.00	Baa2	3,132,272
155,090	Total Texas			117,366,390
	Utah – 0.6% (0.4% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,378,000
1,050	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)	7/13 at 100.00	AA–	1,051,932
180	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)	7/13 at 100.00	AA–	183,269
465	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)	7/13 at 100.00	AAA	465,949
260	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/13 at 100.00	AA–	264,644

Nuveen Investments	31

Nuveen Performance Plus Municipal Fund, Inc. (continued)
NPP	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
$595	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)	7/13 at 100.00	AA	$596,023
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	381,277
5,930	Total Utah			6,321,094
	Virgin Islands – 0.5% (0.4% of Total Investments)
5,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/33 – RAAI Insured	10/14 at 100.00	BBB+	5,491,436
	Virginia – 3.3% (2.2% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,019,619
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA–	10,733,415
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	16,140,780
1,360	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2003, 5.125%, 7/01/14 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Aa3	1,384,820
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,399,390
34,790	Total Virginia			33,678,024
	Washington – 3.8% (2.5% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA+	8,066,166
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	492,963
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,260,206
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (5)	5,045,148
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,614,838
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,253,300
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (7)	10/16 at 100.00	AA	10,564,200
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/33	No Opt. Call	AA+	4,634,222
40,865	Total Washington			38,931,043

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.4% (1.0% of Total Investments)
$1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	$1,930,659
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/23	8/16 at 100.00	A–	3,308,070
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.250%, 5/01/37	5/19 at 100.00	AA–	6,143,950
2,380	Wisconsin State, General Obligation Bonds, Refunding Series 2010-1, 5.000%, 5/01/133	No Opt. Call3	AA	2,380,309
1,625	Wisconsin State, Transportation Revenue Bonds, Series 2012-1, 2.000%, 7/01/13	No Opt. Call	AA+	1,629,940
13,785	Total Wisconsin			15,392,928
$1,816,000	Total Municipal Bonds (cost $1,377,512,310)			1,550,837,078

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$201	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	5.500%	7/15/19	N/R	$50,254
59	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	3.000%	7/15/55	N/R	11,765
$260	Total Corporate Bonds (cost $4,942)				62,019
	Total Investments (cost $1,377,517,252) – 152.8%				1,550,899,097
	Floating Rate Obligations – (2.5)%				(25,240,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (52.7)% (9)				(535,000,000)
	Other Assets Less Liabilities – 2.4%				24,641,242
	Net Assets Applicable to Common Shares – 100%				$1,015,300,339

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	33

Nuveen Municipal Advantage Fund, Inc.
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 146.3% (100.0% of Total Investments)
	Alaska – 1.6% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	$1,194,064
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,357,325
1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2006, 5.000%, 8/01/17 – FGIC Insured	8/16 at 100.00	A+	1,887,308
2,495	CivicVentures, Alaska, Anchorage Convention Center Revenue Bonds, Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	A1	2,686,391
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
770	4.625%, 6/01/23	6/14 at 100.00	Ba1	772,965
3,595	5.000%, 6/01/46	6/14 at 100.00	B+	3,222,091
10,955	Total Alaska			11,120,144
	Arizona – 3.1% (2.1% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	3,975,429
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	5,363,470
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38	7/18 at 100.00	AA–	12,114,219
19,070	Total Arizona			21,453,118
	California – 23.8% (16.2% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2000B, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,400,260
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,914,610
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	Aa2	2,300,639
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	1,365,404
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	1,878,579
860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	BBB	860,636
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29 (Pre-refunded 6/01/14)	6/14 at 100.00	A2 (4)	7,810,500
5,715	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	5,779,922
	California State, General Obligation Bonds, Series 2003:
4,110	5.250%, 2/01/28 (Pre-refunded 8/01/13)	8/13 at 100.00	Aaa	4,161,704
1,375	5.250%, 2/01/28 (Pre-refunded 8/01/13)	8/13 at 100.00	Aaa	1,392,298
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,295,200
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,967,443
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	3,025,788
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	N/R	3,745,867

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C:
$3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	A+	$1,367,658
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	A+	1,167,494
6,130	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	7,906,781
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/25 – FGIC Insured	8/13 at 55.54	Aa1	4,514,529
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A+	1,249,553
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured	No Opt. Call	Aa3	1,822,296
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A1	919,287
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,898,010
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,455	4.500%, 6/01/27	6/17 at 100.00	B	1,419,353
1,000	5.125%, 6/01/47	6/17 at 100.00	B	870,960
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	2,261,250
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,072,375
1,750	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2002 Series 2004, 5.000%, 8/01/29 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA- (4)	1,771,123
3,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/18 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AAA	3,881,185
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 4.500%, 1/01/28 – NPFG Insured	7/17 at 100.00	Aa2	5,496,500
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,007,840
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,227,880
	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	5,247,115
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,601,381
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	6,049,700
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	3,935,760
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,191,180
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	13,895,744
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,503,866
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.640%, 2/01/33 (IF)	8/19 at 100.00	Aa2	3,081,629
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)	No Opt. Call	Aaa	6,023,747

Nuveen Investments	35

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	$4,646,432
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa2	7,756,980
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	Aa1	3,189,783
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa2	1,031,472
216,415	Total California			165,907,713
	Colorado – 10.0% (6.8% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,631,232
3,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2003A, 5.250%, 12/15/15 (Pre-refunded 12/15/13) – AMBAC Insured	12/13 at 100.00	AA (4)	3,094,890
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	AA–	9,859,986
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA–	3,896,314
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	AA–	1,304,537
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	8,198,625
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	1,549,230
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	6,025,861
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,696,759
4,340	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,845,870
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 – SYNCORA GTY Insured	11/15 at 100.00	A+	1,157,704
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	2,069,400
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	Baa2	2,448,998
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	Baa2	4,981,504
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa2	3,519,750
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa2	4,149,600
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa2	3,895,900
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/34	7/20 at 100.00	Baa3	3,613,198
85,690	Total Colorado			69,939,358
	Florida – 4.5% (3.1% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series 2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)	6/13 at 100.00	AA–	2,774,792
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	5,763,735
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	Aa2	2,342,569
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2008, 5.000%, 5/01/28	5/18 at 100.00	AA–	661,083

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	$16,140,545
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,764,508
29,265	Total Florida			31,447,232
	Georgia – 1.6% (1.1% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA–	4,239,840
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BB–	2,929,580
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,477,625
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 7.625%, 12/01/30	12/20 at 100.00	N/R	2,820,350
10,650	Total Georgia			11,467,395
	Illinois – 15.4% (10.5% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,589,761
1,700	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	12/14 at 100.00	A+	1,817,946
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	A+	2,345,518
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A+	1,969,228
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,260,545
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 – FGIC Insured	No Opt. Call	Aa3	5,717,839
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	A2	5,650,798
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,096,414
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,733,280
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	2,148,320
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.266%, 7/01/15 (IF)	No Opt. Call	Aa1	10,325,346
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,961,750
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,516,080
5,130	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	7/13 at 100.00	Baa2	5,147,288
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A2	8,905,972
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA–	3,396,690
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured	1/15 at 66.94	A1	6,792,298

Nuveen Investments	37

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	N/R	$1,025,003
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured	No Opt. Call	A3	949,044
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	973,152
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured	No Opt. Call	AA–	4,212,344
3,670	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	4,413,652
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	2,548,768
1,270	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2003A, 5.000%, 1/01/18 – FGIC Insured	7/13 at 100.00	A+	1,278,509
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	Aa2	8,017,073
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)	No Opt. Call	Aa2	9,919,788
131,185	Total Illinois			107,712,406
	Indiana – 4.9% (3.3% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	3,103,628
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,576,105
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	1,397,579
2,460	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,588,068
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	6,848,160
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-5, 5.000%, 11/15/36	11/16 at 100.00	AA+	3,848,451
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 100.00	A+ (4)	2,084,380
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,653,468
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	6,861,200
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.450%, 2/15/14 (5)	No Opt. Call	N/R (4)	112,439
37,075	Total Indiana			34,073,478
	Iowa – 0.9% (0.6% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	B+	6,076,980
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	250,168
6,550	Total Iowa			6,327,148

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 1.1% (0.8% of Total Investments)
$3,530	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	$3,653,727
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	A–	1,789,270
3,560	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	2,397,090
8,840	Total Kansas			7,840,087
	Kentucky – 1.4% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40	6/20 at 100.00	BBB+	7,219,143
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA–	1,759,050
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	1,097,690
8,515	Total Kentucky			10,075,883
	Louisiana – 9.1% (6.3% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care Corporation Project, Series 1994:
150	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	161,262
1,375	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,477,685
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,570,870
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 15.895%, 5/01/34 (IF)	5/16 at 100.00	Aa1	37,308
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,980,100
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	22,329,062
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
4,785	5.500%, 5/15/30	5/13 at 100.00	A1	4,811,365
14,440	5.875%, 5/15/39	5/13 at 100.00	A–	14,519,564
60,468	Total Louisiana			63,887,216
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	1,273,535
	Massachusetts – 2.5% (1.7% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	2,638,725
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	9,938,274
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	699,180
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/13 at 100.00	A–	1,751,470
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,601,829
15,995	Total Massachusetts			17,629,478

Nuveen Investments	39

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 3.3% (2.3% of Total Investments)
$1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	A+	$2,160,946
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,082,480
2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C, 5.000%, 7/01/16 – FGIC Insured	No Opt. Call	A+	2,152,620
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 – BHAC Insured	7/18 at 100.00	AA+	3,226,542
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	2,868,775
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	Aa3	2,892,688
2,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/29 – NPFG Insured	10/13 at 100.00	Aa3	2,546,575
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	3,172,031
25,110	Total Michigan			23,102,657
	Missouri – 2.9% (2.0% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	4,487,208
2,045	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	2,078,661
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	6,365,771
6,930	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,474,767
25,380	Total Missouri			20,406,407
	Nevada – 4.6% (3.2% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,649,450
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2008, 18.885%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	5,617,050
3,395	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2009D, 5.000%, 6/01/27	6/19 at 100.00	AA+	3,854,276
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	5,126,650
27,145	Total Nevada			32,247,426
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	1,683,795

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 3.2% (2.2% of Total Investments)
$2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	A	$2,621,250
3,050	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2004D, 5.000%, 7/01/29 (Pre-refunded 7/01/14)	7/14 at 100.00	AAA	3,219,611
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004A, 5.250%, 6/15/18 (Pre-refunded 6/15/14) – FGIC Insured	6/14 at 100.00	Aaa	4,223,960
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	7,068,300
5,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	4,844,895
30,050	Total New Jersey			21,978,016
	New York – 7.4% (5.1% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,263,320
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A	2,982,550
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,315,850
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	4,975,100
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/13 at 100.00	BB	3,059,940
3,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38	6/15 at 100.00	AAA	4,098,224
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	10,644,800
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 4.750%, 11/01/27	5/17 at 100.00	AAA	5,624,600
8,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2012A, 2.000%, 6/15/13	No Opt. Call	AAA	8,019,200
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB–	6,699,217
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,071,379
48,350	Total New York			51,754,180
	North Carolina – 1.7% (1.2% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,353,130
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,909,570
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,629,995
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,198,870
10,780	Total North Carolina			12,091,565

Nuveen Investments	41

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota – 0.6% (0.4% of Total Investments)
$1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	$1,855,185
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/25	7/16 at 100.00	BBB–	2,445,246
3,850	Total North Dakota			4,300,431
	Ohio – 6.7% (4.6% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	11,249,900
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B–	1,633,808
2,700	5.875%, 6/01/30	6/17 at 100.00	B	2,422,089
9,135	5.750%, 6/01/34	6/17 at 100.00	B	8,012,765
3,920	6.000%, 6/01/42	6/17 at 100.00	BB+	3,556,538
6,080	5.875%, 6/01/47	6/17 at 100.00	B	5,432,298
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	6,188,280
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	8,372,016
47,270	Total Ohio			46,867,694
	Oklahoma – 2.6% (1.7% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,104,500
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,903,068
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	A	12,736,320
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	A	2,065,240
16,675	Total Oklahoma			17,809,128
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%, 10/01/36	10/17 at 100.00	A	3,192,180
	Pennsylvania – 4.8% (3.3% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	5,776,050
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA–	1,381,600
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30	8/15 at 100.00	AA	7,783,801
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.375%, 7/15/29	7/13 at 100.00	A–	1,009,420
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,546,350
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	1,489,290

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 – AMBAC Insured	12/14 at 100.00	A+	$2,779,582
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30	5/20 at 100.00	AA	11,456,100
29,950	Total Pennsylvania			33,222,193
	Puerto Rico – 7.7% (5.3% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	BBB–	2,383,300
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	5,021,050
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	10,346,000
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
215	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	224,015
10,070	5.250%, 7/01/39 – FGIC Insured	No Opt. Call	BBB	9,865,780
900	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.000%, 7/01/28 – CIFG Insured	7/13 at 100.00	BBB–	886,311
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	10,959,900
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	9,705,210
3,975	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa2	4,260,087
51,970	Total Puerto Rico			53,651,653
	Rhode Island – 1.2% (0.8% of Total Investments)
950	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured	7/13 at 100.00	Baa1	953,401
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 50A, 4.650%, 10/01/34	10/14 at 100.00	AA+	7,117,180
7,950	Total Rhode Island			8,070,581
	South Carolina – 2.1% (1.4% of Total Investments)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)	11/13 at 100.00	AA- (4)	2,569,975
2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	Baa2 (4)	2,234,752
3,100	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 – FGIC Insured	6/14 at 100.00	A+	3,222,419
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A–	903,947
520	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	Aa3 (4)	524,259
1,605	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured	7/13 at 100.00	AA–	1,617,599
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,365,537
13,950	Total South Carolina			14,438,488

Nuveen Investments	43

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Dakota – 0.4% (0.3% of Total Investments)
$2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40	5/17 at 100.00	A+	$3,101,350
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	1,129,570
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	3,735
2,500	Total Tennessee			1,133,305
	Texas – 11.7% (8.0% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds, Series 2008, 5.000%, 2/15/38	2/17 at 100.00	AAA	6,197,658
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A	6,661,440
3,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A+	3,276,480
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,272,060
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,171,230
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	21,085
2,080	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,206,838
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/26	8/16 at 60.73	Aaa	2,445,195
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured	11/13 at 100.00	AA (4)	7,691,475
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	5,567,650
1,225	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Refunding Series 2007C, 5.625%, 2/15/14	No Opt. Call	AAA	1,277,896
2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB–	2,640,551
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/01/29	8/16 at 100.00	AAA	6,775,370
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured	8/15 at 35.34	AA–	3,161,787
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2007, 0.000%, 8/15/14	No Opt. Call	AAA	1,095,358
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/39	8/17 at 27.35	AAA	3,360,342

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	$3,933,917
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	2,829,484
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	7,927,570
6,735	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	7,305,455
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,299,385
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/21 (Pre-refunded 8/15/15)	8/15 at 74.57	AAA	2,208,570
94,215	Total Texas			81,326,796
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,378,000
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,740,865
	Virginia – 1.2% (0.8% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,359,492
1,085	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	395,884
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	B2	2,502,236
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,159,225
8,950	Total Virginia			8,416,837
	Washington – 1.8% (1.2% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	8/13 at 100.00	AAA	1,276,378
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,743,239
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	A1 (4)	1,837,629
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,253,298
3,075	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%, 6/01/32	6/13 at 100.00	Baa1	3,136,437
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	1,063,069
12,060	Total Washington			12,310,050

Nuveen Investments	45

Nuveen Municipal Advantage Fund, Inc. (continued)
NMA	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.6% (0.4% of Total Investments)
$565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	$595,115
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	3,808,440
3,565	Total Wisconsin			4,403,555
$1,113,368	Total Municipal Bonds (cost $928,309,678)			1,020,781,343

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$207	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$51,671
60	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	12,096
$267	Total Corporate Bonds (cost $5,082)				63,767
	Total Investments (cost $928,314,760) – 146.3%				1,020,845,110
	Floating Rate Obligations – (6.5)%				(45,488,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.5)% (9)				(296,800,000)
	Other Assets Less Liabilities – 2.7%				19,284,220
	Net Assets Applicable to Common Shares – 100%				$697,840,997

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen Municipal Market Opportunity Fund, Inc.
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 150.2% (100.0% of Total Investments)
	Alabama – 0.7% (0.5% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	$1,921,808
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	2,474,886
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	220,627
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	276,585
4,420	Total Alabama			4,893,906
	Alaska – 3.4% (2.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,194,064
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,352,023
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%, 12/01/30 – NPFG Insured	6/15 at 100.00	AA+	7,278,530
2,375	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2005A, 5.000%, 6/01/13 (Alternative Minimum Tax)	No Opt. Call	AAA	2,384,785
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B+	11,673,917
24,800	Total Alaska			23,883,319
	Arizona – 0.5% (0.3% of Total Investments)
3,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	3,295,980
	California – 25.9% (17.3% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	1,683,152
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,880,875
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,892,325
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	Aa1	3,677,200
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BB–	7,670,684
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF, 5.000%, 12/01/29	12/18 at 100.00	AAA	5,884,150
2,730	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2003Y, 5.000%, 12/01/25 – FGIC Insured	6/13 at 100.00	AAA	2,741,029
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	375,260
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	8,233,750
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,967,443
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured (UB)	3/16 at 100.00	A1	26,491,250
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	9,811,890
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,793,242
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	5,095,802
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/26 – FGIC Insured	8/13 at 52.66	Aa1	4,395,222

Nuveen Investments	47

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	Aaa	$5,020,400
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	2,214,345
3,485	5.000%, 6/01/45	6/15 at 100.00	A2	3,636,702
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
4,910	4.500%, 6/01/27	6/17 at 100.00	B	4,789,705
1,000	5.125%, 6/01/47	6/17 at 100.00	B	870,960
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,072,375
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	755,445
3,500	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,779,965
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	7/13 at 100.00	N/R (4)	491,867
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	7/13 at 100.00	Aa3 (4)	999,328
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-2, 5.000%, 7/01/22 – AGM Insured	7/15 at 100.00	AA–	2,750,750
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,007,840
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	AA–	5,216,400
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	AA–	1,219,675
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa2	509,280
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30	11/20 at 100.00	Baa3	5,575,800
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	1,311,920
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,375,770
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A	2,580,075
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,503,866
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	Baa2	5,101,250
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa2	8,768,760
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured	9/15 at 100.00	Aa1	2,344,350
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2006A, 5.000%, 8/01/27 – AGM Insured	8/16 at 102.00	AA–	8,210,755
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured	8/15 at 61.27	Aa1	2,886,991
10,000	University of California, Limited Project Revenue Bonds, Series 2005B, 4.750%, 5/15/38 (Pre-refunded 5/15/15)	5/15 at 100.00	Aa2 (4)	10,242,700
2,550	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series 2004B, 5.000%, 8/01/28 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aa2 (4)	2,579,478
226,285	Total California			183,410,026

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 8.3% (5.5% of Total Investments)
$1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	$1,106,179
3,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2003A, 5.250%, 12/15/15 (Pre-refunded 12/15/13) – AMBAC Insured	12/13 at 100.00	AA (4)	3,094,890
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	12,243,280
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,370,835
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	Baa2	4,396,854
9,945	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	Baa2	4,388,530
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa2	5,840,402
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	Baa2	1,863,178
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	Baa2	5,030,193
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	Baa2	2,221,438
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	Baa2	2,870,000
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	12,083,700
93,990	Total Colorado			58,509,479
	District of Columbia – 1.4% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	10,185,200
	Florida – 5.8% (3.9% of Total Investments)
1,650	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured	No Opt. Call	A2	1,789,161
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%, 7/01/21 – AMBAC Insured	7/17 at 100.00	Aa3	2,407,475
5,300	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/20 (Pre-refunded 1/01/14)	1/14 at 100.00	Aaa	5,469,918
3,335	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust 1191, 8.733%, 1/01/27 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA+	3,564,115
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	5,763,735
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	2,851,200
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/26	10/20 at 100.00	A	3,459,420
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	Aa2	2,537,344
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/15 at 100.00	Aa3	2,610,707
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,625,624
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured	11/17 at 100.00	AA–	4,359,680
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/37	8/17 at 100.00	AA	3,853,850
38,250	Total Florida			41,292,229

Nuveen Investments	49

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 1.6% (1.0% of Total Investments)
$10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	$11,046,000
	Illinois – 16.1% (10.7% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 – FGIC Insured	No Opt. Call	Aa3	2,011,186
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,589,761
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	3,737,960
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	A+	1,251,460
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,013,120
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,319,150
510	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 – AMBAC Insured	No Opt. Call	AA+	526,713
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	7/13 at 100.00	A	5,266,748
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)	1/14 at 100.00	AA–	2,049,520
2,355	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/26 – NPFG Insured	1/16 at 100.00	A2	2,576,441
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,096,414
1,780	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (4)	1,794,507
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	10,927,500
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,960,438
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,342,780
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	6,262,749
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,171,551
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	5,989,838
2,160	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%, 8/01/17 – AMBAC Insured (Pre-refunded 7/01/13)	7/13 at 100.00	BBB (4)	2,166,048
5,090	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	7/13 at 100.00	Baa2	5,107,153
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (WI/DD, Settling 5/16/13)	1/23 at 100.00	AA–	3,166,931
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	A1	6,859,522
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	A1	4,053,762
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	AAA	2,518,847

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	$6,204,770
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,781,143
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	1,085,910
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	3,584,790
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA–	2,316,288
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 – NPFG Insured	3/17 at 100.00	A	3,260,640
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA–	3,021,592
129,665	Total Illinois			114,015,232
	Indiana – 4.0% (2.7% of Total Investments)
5,000	Brownsburg School Building Corporation, Indiana, First Mortgage Bonds, Series 2003A, 5.250%, 3/15/25 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA+ (4)	5,094,150
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,576,105
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 4.000%, 5/01/35	5/23 at 100.00	A	5,047,300
2,050	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,156,723
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	6,848,160
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	2,723,625
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 – AGM Insured	7/15 at 100.00	AA+	2,033,205
26,470	Total Indiana			28,479,268
	Iowa – 0.9% (0.6% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BB+	1,025,639
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	5,003,350
5,970	Total Iowa			6,028,989
	Kansas – 1.1% (0.8% of Total Investments)
4,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	4,140,200
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	621,684
4,770	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	3,211,832
9,370	Total Kansas			7,973,716
	Kentucky – 0.1% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA–	1,095,270

Nuveen Investments	51

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 1.4% (0.9% of Total Investments)
$1,635	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	Baa2 (4)	$1,724,549
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–	7,893,254
9,485	Total Louisiana			9,617,803
	Maryland – 1.0% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	4,558,352
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,846,450
6,910	Total Maryland			7,404,802
	Massachusetts – 1.1% (0.7% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	2,638,725
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	7/13 at 100.00	BBB	1,500,165
120	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	130,534
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	425,922
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	2,760,194
7,000	Total Massachusetts			7,455,540
	Michigan – 4.7% (3.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	A+	2,160,946
	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,082,480
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	5,001,150
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 4.500%, 11/01/23	11/20 at 100.00	AA	3,350,460
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/13 at 100.00	AA–	2,444,716
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	A+	1,057,190
725	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	Baa2	792,440
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A	5,704,350
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	3,172,031
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,475,036
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 (Pre-refunded 11/01/13)	11/13 at 100.00	AA (4)	3,886,535
31,130	Total Michigan			33,127,334

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 0.5% (0.4% of Total Investments)
$930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	7/13 at 100.00	A	$933,841
2,410	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA–	2,817,700
3,340	Total Minnesota			3,751,541
	Mississippi – 0.8% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/13 at 100.00	BBB	5,918,467
	Missouri – 2.1% (1.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,789,429
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,393,300
6,930	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,474,767
20,080	Total Missouri			14,657,496
	Nebraska – 1.7% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007, 5.000%, 2/01/35 – AMBAC Insured	2/17 at 100.00	Aa3	12,434,302
	Nevada – 5.0% (3.3% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,649,450
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	13,060,254
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	BBB	891,985
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634A, 18.608%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	3,744,700
32,875	Total Nevada			35,346,389
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	3,367,590
	New Jersey – 2.4% (1.6% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/37	1/17 at 35.47	BBB+	5,526,808
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B, 0.000%, 1/01/35 – AMBAC Insured	1/17 at 100.00	A+	4,880,685
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	1,942,380
1,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.003	Aaa	1,809,558
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	2,680,530
31,265	Total New Jersey			16,839,961

Nuveen Investments	53

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 5.8% (3.9% of Total Investments)
$7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB–	$1,585,080
2,460	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.250%, 8/15/26 (Pre-refunded 8/15/14) – AGM Insured	8/14 at 100.00	AA- (4)	2,615,521
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,263,320
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A	3,274,980
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A	2,982,550
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	4,296,460
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,315,850
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	7/13 at 100.00	AA	5,025
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	7/13 at 100.00	AA	20,081
150	5.750%, 8/01/18	7/13 at 100.00	AA	151,674
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31	12/20 at 100.00	BBB–	9,778,293
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa2	2,690,251
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB–	10,038,700
42,910	Total New York			41,017,785
	North Carolina – 4.3% (2.8% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	2,051,107
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41	10/15 at 100.00	AA+	18,364,080
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,353,130
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2007, 4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	4,215,160
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,198,870
27,800	Total North Carolina			30,182,347
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	1,855,185
	Ohio – 8.2% (5.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B–	4,162,948
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,243,922
1,695	5.875%, 6/01/30	6/17 at 100.00	B	1,520,534
6,215	5.750%, 6/01/34	6/17 at 100.00	B	5,451,487
4,300	6.000%, 6/01/42	6/17 at 100.00	BB+	3,901,304
4,750	5.875%, 6/01/47	6/17 at 100.00	B	4,243,983
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	2,904,989

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	BBB+	$6,598,260
2,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	A+ (4)	2,108,200
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 4.250%, 12/01/32 – AGM Insured (UB)	12/16 at 100.00	AA+	10,540,900
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	6,531,360
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	8,684,325
56,825	Total Ohio			57,892,212
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,903,068
	Pennsylvania – 6.0% (4.0% of Total Investments)
3,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	3,465,630
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/13 at 100.00	Ba1	5,004,000
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	6,925,199
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	A1	3,540,198
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	10,759,900
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	13,029,419
39,980	Total Pennsylvania			42,724,346
	Puerto Rico – 5.8% (3.8% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	BBB–	3,392,504
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	BBB+	1,051,750
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	8,276,800
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	12/13 at 100.00	AA–	4,383,033
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	8,406,312
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	10,959,900
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,492,960
39,140	Total Puerto Rico			40,963,259
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	7/13 at 100.00	BBB–	3,388,646

Nuveen Investments	55

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 1.2% (0.8% of Total Investments)
$1,900	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	Baa2 (4)	$2,017,116
870	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/20 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	Aa3 (4)	877,125
	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A:
2,690	5.000%, 1/01/20 – AMBAC Insured	7/13 at 100.00	AA–	2,711,305
3,285	5.000%, 1/01/27 – AMBAC Insured	7/13 at 100.00	AA–	3,309,900
8,745	Total South Carolina			8,915,446
	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	BBB+	5,034,550
	Texas – 13.6% (9.0% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (5)	6/13 at 100.00	N/R	2,756,250
5,080	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2005B, 5.000%, 7/01/35	7/15 at 100.00	AAA	5,496,154
1,210	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,316,795
1,635	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,808,081
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	AA–	477,830
15,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Baa2 (4)	16,048,950
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%, 1/01/31	1/21 at 100.00	Baa2	1,759,350
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,040,625
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	21,085
2,180	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,312,936
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,823,597
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,748,080
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	3,418,537
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	693,855
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	2,770,368
1,390	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2011B, 3.000%, 2/15/14	No Opt. Call	AAA	1,420,719
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured	8/15 at 39.49	AA–	3,561,228
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/33	8/14 at 35.27	AAA	2,069,400
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	3,939,505

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	2/15 at 100.00	Aaa	$5,605,425
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/43	1/25 at 100.00	A2	4,530,040
2,125	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA–	1,218,921
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A+	5,087,650
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds, Series 2007 17.034%, 2/15/36 (IF)	2/17 at 100.00	AA–	4,456,586
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,322,142
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	8,629,374
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,715,632
955	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,042,784
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34	8/15 at 36.81	AAA	1,762,000
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (Pre-refunded 8/15/15)	8/15 at 67.10	AAA	1,987,230
2,000	0.000%, 8/15/24 (Pre-refunded 8/15/15)	8/15 at 63.56	AAA	1,254,840
111,065	Total Texas			96,095,969
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,378,000
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	A1	1,211,800
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Series 2006A., 4.500%, 8/01/23 – FGIC Insured	8/16 at 100.00	A+	1,872,551
6,695	Total Utah			6,462,351
	Virginia – 3.8% (2.5% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,019,619
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA–	21,977,945
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,929,976
26,000	Total Virginia			26,927,540
	Washington – 4.5% (3.0% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured	No Opt. Call	A1	2,996,944
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	No Opt. Call	A1 (4)	1,837,631
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	3,291,330
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 – AGM Insured	5/18 at 100.00	AA–	8,716,880
9,250	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	9,434,813
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	5,824,798
33,835	Total Washington			32,102,396

Nuveen Investments	57

Nuveen Municipal Market Opportunity Fund, Inc. (continued)
NMO	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 2.6% (1.8% of Total Investments)
$1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25	5/16 at 100.00	BBB	$1,884,568
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,126,528
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,117,038
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.750%, 5/01/33	5/19 at 100.00	AA–	12,035,560
2,495	Wisconsin State, General Obligation Bonds, Series 2011B, 5.000%, 5/01/13	No Opt. Call	AA	2,495,324
16,395	Total Wisconsin			18,659,018
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	4,672,498
$1,170,850	Total Municipal Bonds (cost $965,114,268)			1,062,826,455

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$608	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$152,088
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	35,603
$786	Total Corporate Bonds (cost $14,958)				187,691
	Total Investments (cost $965,129,226) – 150.2%				1,063,014,146
	Floating Rate Obligations – (4.9)%				(34,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.6)% (9)				(350,900,000)
	Other Assets Less Liabilities – 4.3%				30,391,843
	Net Assets Applicable to Common Shares – 100%				$707,775,989

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.0%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

58	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 145.5% (99.9% of Total Investments)
	Alaska – 0.1% (0.1% of Total Investments)
$750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	$796,043
	Arizona – 3.7% (2.5% of Total Investments)
3,165	Maricopa County Public Finance Corporation, Arizona, Lease Revenue Bonds, Series 2007A, 5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AA+	3,191,016
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	2,197,320
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,660,600
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	9,283,794
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	601,185
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,617,250
21,215	Total Arizona			23,551,165
	California – 12.7% (8.7% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A	490,724
7,150	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA–	3,546,257
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42	11/16 at 100.00	AA–	3,678,772
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,454,400
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,967,443
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	7,425,813
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	7/13 at 100.00	A1	65,257
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured	8/17 at 100.00	Aa2	5,607,750
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/31 – NPFG Insured	8/17 at 49.41	Aa2	832,720
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	2,214,345
10,555	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	11,040,741
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,455	4.500%, 6/01/27	6/17 at 100.00	B	3,370,353
7,745	5.000%, 6/01/33	6/17 at 100.00	B	7,144,608
1,000	5.125%, 6/01/47	6/17 at 100.00	B	870,960
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,072,375
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,007,840
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	2,227,880
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	2,172,320

Nuveen Investments	59

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$2,350	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	Baa2	$1,112,114
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa2	5,733,420
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2003, 5.375%, 8/01/18 – NPFG Insured	8/13 at 100.00	A	579,048
6,925	University of California, Limited Project Revenue Bonds, Series 2005B, 4.750%, 5/15/38 (Pre-refunded 5/15/15)	5/15 at 100.00	Aa2 (4)	7,093,070
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa3	1,387,317
98,575	Total California			81,095,527
	Colorado – 7.8% (5.3% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,061,179
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA–	4,059,877
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	AA–	2,543,064
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	4,372,600
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Baa2	5,258,386
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa2	10,374,000
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 – NPFG Insured	No Opt. Call	Baa2	18,766,200
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	Baa2	3,400,250
117,165	Total Colorado			49,835,556
	Connecticut – 0.3% (0.2% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34 (5)	11/17 at 100.00	N/R	2,042,999
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	643,460
	Florida – 8.0% (5.5% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)	6/15 at 101.00	AAA	16,105,350
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34	10/17 at 100.00	A–	2,680,300
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	24,224,200
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	8,075,751
46,870	Total Florida			51,085,601

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 2.2% (1.5% of Total Investments)
$5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$5,166,150
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	5,614,850
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37	2/20 at 100.00	AA–	3,354,150
13,000	Total Georgia			14,135,150
	Idaho – 0.1% (0.0% of Total Investments)
75	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)	7/13 at 100.00	AAA	77,711
125	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)	7/13 at 100.00	Aa2	127,486
140	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	140,353
340	Total Idaho			345,550
	Illinois – 25.7% (17.7% of Total Investments)
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	A+	1,129,335
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured	No Opt. Call	A+	9,073,085
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
510	5.500%, 12/20/19 (Alternative Minimum Tax)	10/13 at 100.00	AA–	511,153
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/13 at 100.00	AA–	1,211,815
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/13 at 100.00	AA–	1,927,503
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 – FGIC Insured	No Opt. Call	Aa3	842,320
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	Aa3	27,142,115
580	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 – AMBAC Insured	No Opt. Call	AA+	599,007
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	A2	5,650,798
3,465	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A2	3,730,523
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B:
810	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	830,428
190	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	196,382
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa2	3,822,498
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (4)	5,040,750
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,733,280
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA–	2,148,320
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	1,209,846
1,060	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,107,318
4,580	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	4,831,350

Nuveen Investments	61

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	$1,417,325
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,516,080
5,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	6,298,528
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 – FGIC Insured	1/15 at 100.00	AA	1,525,185
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA–	2,264,460
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa3	1,586,600
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured	1/15 at 60.14	A1	6,417,299
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	2,014,800
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	9,250,098
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	9,306,050
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA GTY Insured	11/15 at 54.13	Aa2	905,519
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	28,292,795
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,537,505
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,385,540
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	3,649,383
5,320	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	Aa2 (4)	4,291,165
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured (ETM)	No Opt. Call	A2 (4)	4,030,245
167,730	Total Illinois			164,426,403
	Indiana – 3.6% (2.5% of Total Investments)
4,050	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	4,622,508
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 100.00	A+ (4)	2,084,380
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,179,440
4,555	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Tender Option Bond Trust 1847, 7.972%, 1/01/25 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aaa	4,927,963
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	9,450,979
21,280	Total Indiana			23,265,270

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa – 1.4% (1.0% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$2,420	5.500%, 6/01/42	6/15 at 100.00	B+	$2,350,498
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,865,670
9,420	Total Iowa			9,216,168
	Kansas – 0.4% (0.3% of Total Investments)
3,560	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	2,397,090
	Louisiana – 5.6% (3.8% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Aa1	1,841,070
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,570,870
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	5,876,353
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%, 12/01/28 – AMBAC Insured	7/13 at 100.00	AA–	5,973,785
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
5,655	5.500%, 5/15/30	5/13 at 100.00	A1	5,686,159
6,750	5.875%, 5/15/39	5/13 at 100.00	A–	6,787,193
42,170	Total Louisiana			35,735,430
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Baa3	1,273,535
	Massachusetts – 3.3% (2.3% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5)	9/13 at 101.00	N/R	492,739
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA–	4,738,033
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	699,180
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,601,829
2,825	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	3,049,249
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)	9/13 at 100.00	Baa2	821,000
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	174,045
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	569,739
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	3,678,414
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	824,967
3,250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 4.750%, 8/01/27 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	3,287,603
20,720	Total Massachusetts			20,936,798

Nuveen Investments	63

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 3.4% (2.3% of Total Investments)
$885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	$967,394
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,082,480
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	6,067,800
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/13 at 100.00	AA–	2,509,975
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C, 5.000%, 7/01/17 – FGIC Insured	7/15 at 100.00	A+	1,069,980
1,550	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	1,778,641
3,215	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	Baa2	3,514,059
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,475,036
20,300	Total Michigan			21,465,365
	Minnesota – 1.7% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	7,824,611
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured	1/15 at 100.00	A	3,192,210
9,375	Total Minnesota			11,016,821
	Missouri – 2.0% (1.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,113,620
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,651,300
5,545	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	5,980,892
17,545	Total Missouri			12,745,812
	Nevada – 5.5% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,766,300
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	10,878,860
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2008, Trust 2633 18.889%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	5,617,050
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	1,719,465
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	5,126,650
29,925	Total Nevada			35,108,325

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 4.5% (3.1% of Total Investments)
$6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15	No Opt. Call	A–	$7,681,522
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured	No Opt. Call	A1	4,211,444
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	A+	4,887,920
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A+	10,502,800
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds Series 2003, 6.750%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,372,685
36,345	Total New Jersey			28,656,371
	New Mexico – 0.6% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured	7/14 at 100.00	AA–	3,890,726
	New York – 8.6% (5.9% of Total Investments)
1,630	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 – RAAI Insured	7/13 at 100.00	A3	1,634,352
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured	8/13 at 100.00	AA–	7,530,225
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	1,131,660
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	6,807,720
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	5,870,761
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	5,322,400
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB) (6)	10/14 at 100.00	AAA	9,336,184
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB–	5,522,850
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,965,456
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB–	10,015,500
51,355	Total New York			55,137,108
	North Carolina – 1.5% (1.0% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured	1/18 at 100.00	AA–	1,706,010
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	4,134,600
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,916,630
8,730	Total North Carolina			9,757,240
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	4,895,828

Nuveen Investments	65

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 4.6% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$1,820	5.375%, 6/01/24	6/17 at 100.00	B–	$1,716,096
210	5.125%, 6/01/24	6/17 at 100.00	B–	194,943
5,155	5.875%, 6/01/30	6/17 at 100.00	B	4,624,396
1,890	5.750%, 6/01/34	6/17 at 100.00	B	1,657,814
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,511,337
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	5,730,581
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	BBB+	6,598,260
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA–	3,774,283
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,187,520
630	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/13 at 100.00	Aa1	632,772
30,420	Total Ohio			29,628,002
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,104,500
	Pennsylvania – 2.6% (1.8% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA–	1,381,600
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,546,350
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	8,415,496
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	5,379,950
15,950	Total Pennsylvania			16,723,396
	Puerto Rico – 5.1% (3.5% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	BBB–	2,546,925
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	12/13 at 100.00	AA–	4,383,033
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	8,406,312
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/42 – FGIC Insured	No Opt. Call	BBB+	1,943,449
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	10,959,900
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,492,960
42,155	Total Puerto Rico			32,732,579
	Rhode Island – 3.2% (2.2% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 – RAAI Insured	5/13 at 100.00	BB	1,959,729
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	A3	3,051,240

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond Program, Series 2008, Trust 1177:
$1,500	9.579%, 4/01/25 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	$1,670,910
1,000	9.679%, 4/01/25 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,099,680
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	7/13 at 100.00	BBB+	12,623,750
20,015	Total Rhode Island			20,405,309
	South Carolina – 0.3% (0.2% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/27 – AGM Insured	11/14 at 100.00	AA–	2,164,714
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	2,467,288
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	3,735
3,810	Total Tennessee			2,471,023
	Texas – 10.3% (7.1% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/14 at 100.00	C	204,826
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,272,060
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,322,236
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,802,552
2,820	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Baa2 (4)	3,017,203
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%, 11/01/22 – AGM Insured (Alternative Minimum Tax)	11/13 at 100.00	AA–	4,095,520
15	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	15,814
2,085	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,212,143
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	BBB	1,607,069
185	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series 1998A, 5.000%, 11/15/28 – NPFG Insured	7/13 at 100.00	BBB	186,384
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A, 5.125%, 11/15/32 – AGC Insured	No Opt. Call	AA	4,597,280
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,426,404
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	5,146,193
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured	8/15 at 37.33	AA–	3,364,107
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/38	8/14 at 26.50	AAA	8,576,834
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	2/15 at 100.00	Aaa	5,605,425
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	1,075,410
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Residuals 1760-3, 17.034%, 2/15/36 (IF)	2/17 at 100.00	AA–	4,456,586
6,730	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	7,300,031

Nuveen Investments	67

Nuveen Dividend Advantage Municipal Fund (continued)
NAD	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$955	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	$1,042,784
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35	8/15 at 34.92	AAA	2,340,380
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,323,770
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,096,010
110,710	Total Texas			66,087,021
	Utah – 0.0% (0.0% of Total Investments)
140	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/13 at 100.00	AAA	140,385
	Virginia – 0.6% (0.4% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	BBB	1,589,190
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,699,365
1,050	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/35	No Opt. Call	BBB–	363,300
4,050	Total Virginia			3,651,855
	Washington – 8.3% (5.7% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 (Pre-refunded 7/01/13) – SYNCORA GTY Insured	7/13 at 100.00	Aa1 (4)	4,036,120
1,825	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	A1 (4)	1,832,610
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,614,840
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,253,300
5,315	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	5,421,194
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	3,179,016
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,770,805
18,470	0.000%, 1/01/21	No Opt. Call	AA+	15,946,075
56,610	Total Washington			53,053,960
	Wisconsin – 6.1% (4.2% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (4)	1,808,790
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	589,848
7,545	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36	11/16 at 100.00	AA+	8,345,449
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	1,098,140
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–	4,994,785
1,965	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 6.100%, 5/01/34 (WI/DD, Settling 5/01/13)	5/14 at 100.00	BBB+	2,057,355
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,372,411
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	2,221,690

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$6,205	6.000%, 5/01/36	5/19 at 100.00	AA–	$7,506,683
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	6,266,828
3,000	Wisconsin State, General Obligation Bonds, Series 2011B, 5.000%, 5/01/13	No Opt. Call3	AA	3,000,390
34,845	Total Wisconsin			39,262,369
$1,073,145	Total Municipal Bonds (cost $843,436,669)			930,880,454

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$242	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$60,392
71	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	14,137
$313	Total Corporate Bonds (cost $5,939)				74,529

Shares	Description (1), (9)				Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$160,378
32,332	Invesco Quality Municipal Income Trust				434,865
	Total Investment Companies (cost $528,388)				595,243
	Total Investments (cost $843,970,996) – 145.6%				931,550,226
	Floating Rate Obligations – (6.7)%				(42,810,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (22.6)% (10)				(144,300,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (18.8)% (10)				(120,400,000)
	Other Assets Less Liabilities – 2.5%				15,614,143
	Net Assets Applicable to Common Shares – 100%				$639,654,369

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)
A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.5% and 12.9%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	69

Nuveen Dividend Advantage Municipal Fund 2
NXZ	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 139.3% (100.0% of Total Investments)
	Alabama – 0.5% (0.3% of Total Investments)
$2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39	11/16 at 100.00	AA+	$2,245,363
	Alaska – 2.0% (1.5% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	AA	5,282,943
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,534,480
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B+	2,047,977
9,715	Total Alaska			9,865,400
	Arizona – 1.0% (0.7% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	4,943,970
	California – 21.9% (15.7% of Total Investments)
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36	6/17 at 100.00	BB	905,350
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BB–	8,800,020
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,476,862
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,967,443
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,526,920
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	Aa1	3,029,840
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aaa	2,339,176
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured	6/15 at 100.00	A2	20,870,600
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	5,027,950
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,050	5.000%, 6/01/33	6/17 at 100.00	B	1,891,084
1,000	5.125%, 6/01/47	6/17 at 100.00	B	870,960
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,239,970
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/13 at 101.00	N/R	6,130,140
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA–	3,659,293
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa3	6,795,288
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	4,496,900
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA–	1,233,190
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	2,050,880

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	AA–	$1,801,760
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	3,258,480
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	AA–	1,659,337
3,650	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured	8/18 at 53.32	Aa2	1,676,883
12,705	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	5,071,074
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	A2	5,671,200
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/29 – NPFG Insured	6/15 at 100.00	AA	2,082,663
122,045	Total California			105,533,263
	Colorado – 6.9% (5.0% of Total Investments)
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	4,372,600
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,065,640
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,370,835
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	6,025,861
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,696,759
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,840,288
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	Baa2	2,391,200
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	Baa2	3,665,360
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	812,690
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25 (Pre-refunded 6/01/14)	6/14 at 101.00	N/R (4)	1,091,670
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,093,372
42,965	Total Colorado			33,426,275
	District of Columbia – 2.2% (1.5% of Total Investments)
745	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/13 at 100.00	A1	752,428
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43 (Pre-refunded 4/01/15)	4/15 at 100.00	AA– (4)	4,521,660
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	5,092,600
9,995	Total District of Columbia			10,366,688

Nuveen Investments	71

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida – 3.0% (2.2% of Total Investments)
$2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	Aa2	$2,737,384
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,625,624
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa2	2,118,140
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	Baa2	1,579,080
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,396,250
13,500	Total Florida			14,456,478
	Georgia – 3.2% (2.3% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,364,200
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	2,242,880
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,236,100
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,491,850
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA–	2,887,325
13,500	Total Georgia			15,222,355
	Illinois – 17.1% (12.3% of Total Investments)
3,410	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)	6/13 at 100.00	AA+	3,415,729
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	Aa3	1,974,900
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA–	3,194,610
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2007B, 0.000%, 12/01/24	12/16 at 69.01	AAA	2,096,371
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,096,414
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	5,598,900
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,120,250
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	AA–	10,768,711
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.250%, 8/15/20 – AGC Insured	8/15 at 100.00	AA–	1,065,570
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,961,750
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (WI/DD, Settling 5/02/13) (UB)	2/21 at 100.00	AA–	2,846,500
6,935	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	7,328,908
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.625%, 1/01/28	7/13 at 100.00	Baa2	5,041,934
1,720	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	1,793,668

72	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A2	$3,448,634
1,955	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (WI/DD, Settling 5/16/13)	1/23 at 100.00	AA–	2,215,152
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	7/13 at 100.00	AAA	1,541,723
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa3	1,764,675
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
8,200	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,864,004
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	3,434,700
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	2,893,850
3,379	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	3,398,227
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AA	2,395,462
92,704	Total Illinois			82,260,642
	Indiana – 5.8% (4.2% of Total Investments)
1,640	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	1,725,378
4,195	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 100.00	A+ (4)	4,371,987
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31	6/17 at 100.00	BBB	2,298,052
1,215	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	1,295,834
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,511,805
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	5,643,351
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,016,520
2,470	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,777,832
1,500	Marion High School Building Corporation, Grant County, Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/25 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA+ (4)	1,514,775
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 – AGM Insured	7/15 at 100.00	AA+	2,033,205
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.800%, 2/15/24 (5)	8/13 at 100.00	N/R	682,468
32,790	Total Indiana			27,871,207
	Iowa – 1.3% (0.9% of Total Investments)
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	6,344,248
	Kansas – 0.7% (0.5% of Total Investments)
4,770	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	3,211,832
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA–	1,095,270

Nuveen Investments	73

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 4.3% (3.1% of Total Investments)
$3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	$4,273,711
16,325	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–	16,414,951
20,285	Total Louisiana			20,688,662
	Massachusetts – 1.9% (1.4% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,671,150
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	174,045
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	569,739
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	3,678,414
3,250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 4.750%, 8/01/27 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	3,287,603
8,750	Total Massachusetts			9,380,951
	Michigan – 7.2% (5.2% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	967,394
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Refunding Second Lien Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA–	3,568,040
1,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	970,570
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B Remarketed, 5.250%, 7/01/22 – NPFG Insured	7/17 at 100.00	A+	3,459,222
6,430	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AA–	6,438,938
3,815	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	A	3,892,559
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	A+	2,257,360
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2010, 5.500%, 5/15/36	5/20 at 100.00	A2	7,675,259
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31	10/13 at 100.00	Caa2	3,559,480
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	A	2,101,886
33,595	Total Michigan			34,890,708
	Minnesota – 2.1% (1.5% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, S Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	6,129,800
4,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 10/01/13	No Opt. Call	AA+	4,081,480
9,000	Total Minnesota			10,211,280
	Nevada – 2.8% (2.0% of Total Investments)
1,000	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured	7/15 at 100.00	Aa2	1,067,660
4,830	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%, 7/01/36 – FGIC Insured	7/14 at 100.00	A+	5,029,479
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2008, Trust 2633, 18.885%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	2,995,760

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%, 6/01/24 – FGIC Insured	6/15 at 100.00	AA+	$1,581,541
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.608%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	2,621,290
11,035	Total Nevada			13,295,730
	New Jersey – 2.1% (1.5% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B	4,010,101
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	700,416
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,885	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,895,009
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)3	6/13 at 100.00	Aaa	427,392
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)3	6/13 at 100.00	Aaa	3,101,134
9,990	Total New Jersey			10,134,052
	New York – 6.8% (4.9% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46	No Opt. Call	BBB–	2,599,205
4,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	7/13 at 100.00	A	4,707,706
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA–	13,946,496
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	5,503,600
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2012A, 2.000%, 6/15/13	No Opt. Call	AAA	4,009,600
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–	1,965,456
39,650	Total New York			32,732,063
	North Carolina – 2.7% (1.9% of Total Investments)
3,200	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, 5.000%, 10/01/41	No Opt. Call	AA+	3,547,904
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	7/13 at 100.00	N/R	2,952,980
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,801,435
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,624,470
11,825	Total North Carolina			12,926,789
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/29	12/21 at 100.00	A–	3,297,300
	Ohio – 2.4% (1.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,794,140
10,000	5.750%, 6/01/34	6/17 at 100.00	B	8,771,500
1,000	5.875%, 6/01/47	6/17 at 100.00	B	893,470
13,000	Total Ohio			11,459,110

Nuveen Investments	75

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.1% (0.8% of Total Investments)
$1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	$1,104,500
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	4,128,880
4,500	Total Oklahoma			5,233,380
	Puerto Rico – 3.5% (2.5% of Total Investments)
1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	BBB	1,493,550
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	2,739,975
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	9,705,210
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	2,598,900
6,150	0.000%, 8/01/56	No Opt. Call	AA–	468,815
49,460	Total Puerto Rico			17,006,450
	Rhode Island – 0.7% (0.5% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	A3	3,051,240
	South Carolina – 3.9% (2.8% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/23 – AGM Insured	11/14 at 100.00	AA–	2,659,950
2,000	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	Baa2 (4)	2,123,280
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	11,247,029
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA–	2,831,819
31,630	Total South Carolina			18,862,078
	Texas – 24.1% (17.3% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series 2006B, 5.000%, 8/15/31	8/16 at 100.00	AAA	4,477,200
10,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Baa2 (4)	10,699,300
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,464,038
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%, 11/01/22 – AGM Insured (Alternative Minimum Tax)	11/13 at 100.00	AA–	3,071,640
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	6,281,880
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	AA+ (4)	3,556,525
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	7/13 at 100.00	BB+	10,018,000
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	4,454,120
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/13 at 100.00	Baa2	31,236,704

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	Baa2	$481,536
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	Baa2	1,280,483
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	BBB	8,935,600
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,278,600
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,369,901
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 8/15/37	8/16 at 100.00	AAA	4,762,478
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA–	5,736,100
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Residuals 1760-3, 17.034%, 2/15/36 (IF)	2/17 at 100.00	AA–	4,456,586
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,322,142
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,299,385
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/28 – AMBAC Insured	8/14 at 43.53	A–	409,680
5,555	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/13 at 100.00	Aaa	5,621,049
158,160	Total Texas			116,212,947
	Virginia – 1.6% (1.1% of Total Investments)
3,400	Fairfax County, Virginia, Public Improvement Bonds, Series 2003B, 4.750%, 6/01/233 (Pre-refunded 6/01/13)3	6/13 at 100.003	AAA3	3,413,396
600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	679,746
1,335	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	513,361
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,079,494
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	946,772
8,040	Total Virginia			7,632,769
	Washington – 1.7% (1.2% of Total Investments)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	4,244,373
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39	12/20 at 100.00	Baa3	3,184,990
755	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	770,085
7,475	Total Washington			8,199,448
	West Virginia – 2.2% (1.6% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38	12/20 at 100.00	BBB	3,270,016
6,720	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series 2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	Aa3 (4)	7,166,477
9,670	Total West Virginia			10,436,493

Nuveen Investments	77

Nuveen Dividend Advantage Municipal Fund 2 (continued)
NXZ	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.7% (1.2% of Total Investments)
$1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	$1,372,411
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A2	2,749,773
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	3,907,118
7,440	Total Wisconsin			8,029,302
$795,359	Total Municipal Bonds (cost $598,090,023)			670,523,743

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$252	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$63,004
74	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	14,750
$326	Total Corporate Bonds (cost $6,196)				77,754
	Total Investments (cost $598,096,219) – 139.3%				670,601,497
	Floating Rate Obligations – (4.2)%				(20,135,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.7)% (9)				(196,000,000)
	Other Assets Less Liabilities – 5.6%				27,078,248
	Net Assets Applicable to Common Shares – 100%				$481,544,745

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.2%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

78	Nuveen Investments

Nuveen Dividend Advantage Municipal Fund 3
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 139.1% (98.4% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$3,871,315
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B+	896,270
	Arizona – 2.0% (1.4% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2006, 13.448%, 7/01/16 (IF)	No Opt. Call	AAA	4,827,191
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured	7/15 at 100.00	AA	5,344,950
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	2,471,590
10,590	Total Arizona			12,643,731
	California – 12.7% (9.0% of Total Investments)
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40	11/21 at 100.00	AA–	1,920,717
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	4,004,724
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,198,932
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.651%, 5/15/14 (IF)	No Opt. Call	AA–	8,297,787
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	AA	20,040
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
900	5.000%, 6/01/33	6/17 at 100.00	B	830,232
11,865	5.125%, 6/01/47	6/17 at 100.00	B	10,333,940
2,995	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,010,454
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40	7/21 at 100.00	Aa2	8,839,402
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA	11,276,800
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27 (Alternative Minimum Tax)	1/22 at 100.00	A	2,982,898
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	9,867,120
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured	10/25 at 100.00	AA–	3,686,183
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,371,151
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Trust 1005, 13.616%, 8/01/41 (IF)	8/21 at 100.00	AA+	4,402,920
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa2	3,372,600
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	Aaa	1,595,670
84,405	Total California			82,011,570

Nuveen Investments	79

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 4.5% (3.2% of Total Investments)
$1,495	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	No Opt. Call	N/R	$1,495,000
2,805	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.400%, 5/01/26	5/16 at 102.00	N/R	2,701,047
865	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative Minimum Tax)	10/13 at 100.00	AAA	866,211
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	4,901,600
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	6,025,861
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,696,759
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	4,840,288
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	951,112
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,936,840
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25 (Pre-refunded 6/01/14)	6/14 at 101.00	N/R (4)	1,091,670
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	717,526
27,745	Total Colorado			29,223,914
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,632,465
	District of Columbia – 1.9% (1.3% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	AA+	10,492,100
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.460%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	1,532,059
11,335	Total District of Columbia			12,024,159
	Florida – 4.9% (3.4% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,711,213
1,950	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	No Opt. Call	A	2,178,794
800	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A+	895,224
6,850	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	AA	7,732,828
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	6/13 at 100.00	AA–	1,106,481
2,195	5.450%, 12/01/41 – AGM Insured	6/13 at 100.00	AA–	2,197,458
5,000	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2003B, 5.000%, 7/01/30 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	A (4)	5,040,950
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	5,977,371
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	53,533

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	$125,200
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	39,610
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	1
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	8,129
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.650%, 5/01/40	5/17 at 100.00	N/R	205,538
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	190,770
29,490	Total Florida			31,463,100
	Georgia – 6.1% (4.3% of Total Investments)
15,205	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	A1	17,549,611
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/29 – AGM Insured	No Opt. Call	AA–	2,131,220
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	3,364,320
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	2,012,720
5,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA- (4)	5,159,600
8,150	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36	2/18 at 100.00	AAA	9,307,300
35,355	Total Georgia			39,524,771
	Illinois – 15.3% (10.8% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	3,667,040
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	8,410,678
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,428,036
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/16 – NPFG Insured	No Opt. Call	Aa3	2,502,251
1,565	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A2	1,684,926
7,500	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2 (4)	8,041,500
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	10,120,518
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program – Kankakee County, Series 2005B, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	A2 (4)	2,591,995
775	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	No Opt. Call	AA	863,195
3,630	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	3,972,164

Nuveen Investments	81

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	$4,590,218
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.980%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	1/23 at 100.00	AA–	858,200
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005, 0.000%, 2/01/22 – AMBAC Insured	No Opt. Call	N/R	3,497,450
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	4,701,200
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	13,441,200
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AAA	10,452,600
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,410,580
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	10,566,700
129,885	Total Illinois			98,800,451
	Indiana – 7.4% (5.2% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24	6/15 at 100.00	Aa3	4,463,031
5,310	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	5,889,799
5,370	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,781,772
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	7,445,308
10,635	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	A (4)	11,610,336
7,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%, 1/01/32 – FGIC Insured	1/15 at 100.00	A+	7,386,190
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,613,675
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,618,750
44,245	Total Indiana			47,808,861
	Iowa – 0.2% (0.1% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
370	5.500%, 6/01/42	6/15 at 100.00	B+	359,374
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	980,810
1,370	Total Iowa			1,340,184
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	1,003,680
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	1,002,960
2,000	Total Kansas			2,006,640
	Kentucky – 1.2% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA–	1,093,870
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3	6,327,828
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A, 4.000%, 10/01/29	10/22 at 100.00	A	221,553
6,615	Total Kentucky			7,643,251

82	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 8.3% (5.9% of Total Investments)
$2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BBB–	$2,348,680
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	3,433,830
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A+	11,283,600
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	3,934,691
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	5,351,153
5,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	6,587,402
20,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–	21,005,104
49,870	Total Louisiana			53,944,460
	Maryland – 0.9% (0.6% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B, 5.250%, 4/01/37	4/17 at 100.00	N/R	1,001,180
950	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)	7/13 at 100.00	Aa2 (4)	951,767
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	1,392,440
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	571,994
1,885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2013A, 4.000%, 8/15/41	8/23 at 100.00	A2	1,896,781
6,390	Total Maryland			5,814,162
	Massachusetts – 3.3% (2.3% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/13 at 102.00	N/R	1,402,926
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,032,190
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,809,968
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	448,384
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	5,003,800
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	3,656,753
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	8,038,843
20,005	Total Massachusetts			21,392,864
	Michigan – 8.1% (5.8% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	Aa2	18,432,150
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	754,239
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38	8/17 at 100.00	N/R	1,922,160
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,242,551

Nuveen Investments	83

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	$5,569,600
13,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A, 5.000%, 7/01/14	No Opt. Call	AAA	13,735,540
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	2,594,790
1,545	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)	No Opt. Call	A (4)	1,594,672
2,865	Michigan State Hospital Finance Authority, Revenue bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	3,160,869
635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	Aa2 (4)	732,790
46,565	Total Michigan			52,739,361
	Minnesota – 1.1% (0.8% of Total Investments)
2,140	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)	10/13 at 103.00	Aaa	2,228,553
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	3,650,880
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,399,860
6,515	Total Minnesota			7,279,293
	Mississippi – 0.8% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34	5/13 at 100.00	AA+	2,158,297
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	3,161,370
5,155	Total Mississippi			5,319,667
	Missouri – 0.8% (0.6% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	BBB+	1,531,239
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	N/R	1,018,610
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	2,951,650
4,995	Total Missouri			5,501,499
	Montana – 0.8% (0.6% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/13 at 100.00	B	5,017,950
	Nebraska – 0.3% (0.2% of Total Investments)
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2006A, 19.934%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,736,298
	Nevada – 5.4% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,766,300
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	6,746,580
5,000	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AA (4)	5,367,150

84	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	$11,246,700
31,000	Total Nevada			35,126,730
	New Jersey – 6.2% (4.4% of Total Investments)
2,835	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	3,000,025
955	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	957,989
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured	No Opt. Call	A1	4,206,345
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A+	5,269,581
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	8,060,400
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A+	7,857,500
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/23 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA- (4)	4,032,400
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	6,756,426
59,555	Total New Jersey			40,140,666
	New York – 7.6% (5.4% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	BB+	902,187
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,523,319
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	806,242
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	5,307,013
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,497,236
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	5,184,799
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,342,008
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A	5,582,150
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A	837,420
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	9,076,960
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,695,125
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured	10/14 at 100.00	AAA	8,521,440
60	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 – NPFG Insured	8/13 at 100.00	AA	60,272
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,477,270
585	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 11/15/28	No Opt. Call	A+	697,256
47,080	Total New York			49,510,697

Nuveen Investments	85

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.8% (0.6% of Total Investments)
$1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 15.092%, 1/15/47 (IF) (5)	1/18 at 100.00	AA–	$2,088,851
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	1,320,840
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	1,885,450
4,660	Total North Carolina			5,295,141
	Ohio – 3.2% (2.3% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	743,899
970	4.000%, 5/01/33	5/22 at 100.00	AA–	996,229
800	5.000%, 5/01/42	5/22 at 100.00	AA–	889,696
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B–	4,395,501
710	5.875%, 6/01/30	6/17 at 100.00	B	636,920
3,705	5.750%, 6/01/34	6/17 at 100.00	B	3,249,841
1,570	5.875%, 6/01/47	6/17 at 100.00	B	1,402,748
1,915	Chagrin Falls Exempt Village School District, Ohio, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	2,065,730
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	6,476,048
20,855	Total Ohio			20,856,612
	Oklahoma – 2.0% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,470	5.000%, 2/15/37	2/17 at 100.00	A	4,754,113
955	5.000%, 2/15/42	2/17 at 100.00	A	1,013,599
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	6,872,513
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2008, Trust 3500, 8.447%, 12/15/36 (IF)	12/16 at 100.00	AA+	102,401
11,818	Total Oklahoma			12,742,626
	Oregon – 0.7% (0.5% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured	5/13 at 100.00	AA–	4,716,873
	Pennsylvania – 3.3% (2.4% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	510,200
2,451	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	5/13 at 100.00	N/R	2,238,210
5,605	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	A+	6,238,645
12,500	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	12,551,625
21,056	Total Pennsylvania			21,538,680
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	2,600,300
	Rhode Island – 0.1% (0.0% of Total Investments)
355	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	7/13 at 100.00	BBB–	363,435

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 1.5% (1.1% of Total Investments)
$8,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	$9,807,096
	Tennessee – 0.5% (0.3% of Total Investments)
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/42	9/22 at 100.00	AA	1,642,722
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41	1/17 at 30.07	A	934,683
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	443,257
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	1,992
2,800	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	6,972
9,290	Total Tennessee			3,029,626
	Texas – 17.5% (12.4% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	5,699,935
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,197,502
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	AA–	5,067,990
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.000%, 9/01/25	9/14 at 100.00	N/R	5,253,700
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	11,355,900
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27	9/16 at 100.00	A2	5,504,844
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	8,447,400
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)	8/16 at 100.00	AAA	15,286,584
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40	5/20 at 100.00	A+	8,824,400
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,993,758
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A	3,043,375
3,500	North Texas Municipal Water District, Water System Revenue Bonds, Series 2004, 5.000%, 9/01/24 (Pre-refunded 9/01/14) – NPFG Insured	9/14 at 100.00	AAA	3,720,710
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	3,547,341
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA	3,384,478
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	7,713,572
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA–	4,046,805
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA–	8,379,140
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3	466,437
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,818,047

Nuveen Investments	87

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
$9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	$2,789,027
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	2,364,318
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,480,373
123,840	Total Texas			113,385,636
	Utah – 1.1% (0.8% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
465	5.200%, 1/01/18 (Alternative Minimum Tax)	7/13 at 100.00	AA–	466,372
225	5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	232,018
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
750	4.950%, 7/01/18 (Alternative Minimum Tax)	7/13 at 100.00	AA–	751,523
340	5.300%, 7/01/23 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	349,598
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	5,593,280
6,715	Total Utah			7,392,791
	Vermont – 1.5% (1.1% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	Aa3	9,748,980
	Virginia – 0.3% (0.2% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.375%, 12/01/28	12/15 at 100.00	N/R	901,150
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011, 4.750%, 7/01/41	7/21 at 100.00	AA–	1,117,090
2,000	Total Virginia			2,018,240
	Washington – 4.9% (3.5% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,902,100
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	Aa3	2,137,026
5,205	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	5,545,615
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	AA–	11,028,100
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	3,828,919
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	6/13 at 100.00	BBB–	3,012,542
2,915	5.375%, 12/01/18 – AMBAC Insured	6/13 at 100.00	BBB–	2,921,965
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
205	6.500%, 6/01/26	6/13 at 100.00	A3	209,094
335	6.625%, 6/01/32	6/13 at 100.00	Baa1	341,690
29,395	Total Washington			31,927,051

88	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.2% (0.1% of Total Investments)
$1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	$1,037,580
330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	333,254
1,330	Total Wisconsin			1,370,834
$928,284	Total Municipal Bonds (cost $824,238,751)			901,208,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$41	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$10,265
12	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	2,403
$53	Total Corporate Bonds (cost $1,009)				$12,668

Shares	Description (1), (9)				Value
	Investment Companies – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$114,041
26,880	Dreyfus Strategic Municipal Fund				254,822
131,278	DWS Municipal Income Trust				1,956,042
43,020	Invesco VK Investment Grade Municipal Trust				637,987
30,000	Invesco VK Municipal Opportunity Trust				428,100
43,420	PIMCO Municipal Income Fund II				569,236
	Total Investment Companies (cost $3,325,133)				$3,960,228

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.7% (1.2% of Total Investments)
	Arizona – 0.8% (0.5% of total Investments)
$5,000	Arizona School Facilities Board, Certificates of Participation, Variable Rate Demand Obligations, Tender Option Bond Trust 3199X, 0.270%, 9/01/21 – AGC Insured (10)	No Opt. Call	A-1	$5,000,000
	Iowa – 0.9% (0.7% of Total Investments)
1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A REG D, 0.110%, 6/01/25 (10)	No Opt. Call	A-1	1,500,000

Nuveen Investments	89

Nuveen Dividend Advantage Municipal Fund 3 (continued)
NZF	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$4,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-B REG D, 0.120%, 6/01/26 (10)	6/19 at 100.00	A-1	$4,500,000
6,000	Total Iowa			6,000,000
$11,000	Total Short-Term Investments (cost $11,000,000)			11,000,000
	Total Investments (cost $838,564,893) – 141.4%			916,181,146
	Floating Rate Obligations – (6.9)%			(44,412,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (10.8)% (11)			(70,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (26.1)% (11)			(169,200,000)
	Other Assets Less Liabilities – 2.4%			15,263,000
	Net Assets Applicable to Common Shares – 100%			$647,832,146

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)
A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)
Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 7.6% and 18.5%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

90	Nuveen Investments

Statement of
Assets & Liabilities
April 30, 2013 (Unaudited)

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
Assets
Investments, at value (cost $1,377,517,252, $928,314,760 and $965,129,226, respectively)	$1,550,899,097		$1,020,845,110		$1,063,014,146
Cash	907,821		2,592,477		—
Receivables:
Dividends and interest	18,496,557		14,218,964		13,952,223
Investments sold	14,545,260		3,160,000		19,719,674
Deferred offering costs	146,869		2,275,320		3,862,045
Other assets	176,124		434,110		448,608
Total assets	1,585,171,728		1,043,525,981		1,100,996,696
Liabilities
Cash overdraft	—		—		951,829
Floating rate obligations	25,240,000		45,488,333		34,730,000
Payables:
Common share dividends	4,110,398		2,553,657		2,630,406
Interest	581,611		—		—
Investments purchased	3,574,695		—		3,127,689
Offering costs	136,595		—		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	535,000,000		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		296,800,000		350,900,000
Accrued expenses:
Management fees	762,806		501,711		521,831
Directors/Trustees fees	170,270		123,290		129,230
Other	295,014		217,993		229,722
Total liabilities	569,871,389		345,684,984		393,220,707
Net assets applicable to Common shares	$1,015,300,339		$697,840,997		$707,775,989
Common shares outstanding	60,025,455		43,697,408		45,874,035
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.91		$15.97		$15.43
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$600,255		$436,974		$458,740
Paid-in surplus	839,095,541		611,088,561		639,791,692
Undistributed (Over-distribution of) net investment income	12,693,151		1,311,825		2,735,113
Accumulated net realized gain (loss)	(10,470,453)		(7,526,713)		(33,094,476)
Net unrealized appreciation (depreciation)	173,381,845		92,530,350		97,884,920
Net assets applicable to Common shares	$1,015,300,339		$697,840,997		$707,775,989
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

Nuveen Investments	91

Statement of
Assets & Liabilities (continued)
April 30, 2013 (Unaudited)

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
Assets
Investments, at value (cost $843,970,996, $598,096,219 and $838,564,893, respectively)	$931,550,226		$670,601,497		$916,181,146
Cash	300,873		11,128,739		4,014,683
Receivables:
Dividends and interest	13,515,994		9,845,050		13,700,083
Investments sold	6,350,000		9,499,480		1,986,703
Deferred offering costs	1,347,975		2,112,023		1,243,879
Other assets	122,262		248,938		106,622
Total assets	953,187,330		703,435,727		937,233,116
Liabilities
Cash overdraft	—		—		—
Floating rate obligations	42,810,000		20,135,000		44,412,000
Payables:
Common share dividends	2,785,014		1,919,202		2,466,733
Interest	445,669		—		326,419
Investments purchased	2,055,980		3,288,102		2,334,824
Offering costs	—		—		168
MuniFund Term Preferred (MTP) Shares, at liquidation value	144,300,000		—		70,000,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	120,400,000		—		169,200,000
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		196,000,000		—
Accrued expenses:
Management fees	453,764		330,122		464,833
Directors/Trustees fees	107,848		74,872		96,684
Other	174,686		143,684		99,309
Total liabilities	313,532,961		221,890,982		289,400,970
Net assets applicable to Common shares	$639,654,369		$481,544,745		$647,832,146
Common shares outstanding	39,296,352		29,478,412		40,400,028
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.28		$16.34		$16.04
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$392,964		$294,784		$404,000
Paid-in surplus	549,713,452		420,521,743		575,074,969
Undistributed (Over-distribution of) net investment income	7,879,719		4,957,324		1,358,290
Accumulated net realized gain (loss)	(5,910,996)		(16,734,384)		(6,621,366)
Net unrealized appreciation (depreciation)	87,579,230		72,505,278		77,616,253
Net assets applicable to Common shares	$639,654,369		$481,544,745		$647,832,146
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

92	Nuveen Investments

Statement of
Operations
Six Months Ended April 30, 2013
(Unaudited)

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Investment Income	$35,135,192		$23,076,643		$23,822,089		$22,267,698		$16,245,453		$19,647,996
Expenses
Management fees	4,616,223		3,034,626		3,160,859		2,745,568		1,996,433		2,823,386
Shareholder servicing agent fees and expenses	63,486		32,544		34,162		20,339		1,790		18,528
Interest expense and amortization of offering costs	4,652,967		491,503		636,006		3,159,243		331,842		2,348,949
Liquidity fees	—		1,747,829		1,796,885		—		1,003,675		—
Remarketing fees	—		148,400		176,425		—		98,545		—
Custodian fees and expenses	99,157		72,772		75,837		65,996		42,491		54,449
Directors/Trustees fees and expenses	18,424		11,750		12,524		10,728		8,079		10,544
Professional fees	57,121		37,735		38,925		37,081		5,264		37,126
Shareholder reporting expenses	42,324		18,303		11,196		19,492		6,953		15,088
Stock exchange listing fees	9,528		7,049		7,306		13,618		2,012		10,187
Investor relations expense	56,186		36,434		39,587		36,090		24,642		34,958
Other expenses	43,460		34,801		37,101		11,245		16,803		9,856
Total expenses	9,658,876		5,673,746		6,026,813		6,119,400		3,538,529		5,363,071
Net investment income (loss)	25,476,316		17,402,897		17,795,276		16,148,298		12,706,924		14,284,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	415,604		528,694		1,146,759		1,948,158		(2,636,008)		(4,343,469)
Change in net unrealized appreciation (depreciation) of investments	16,233,809		9,909,449		7,846,052		8,580,640		9,127,841		8,065,476
Net realized and unrealized gain (loss)	16,649,413		10,438,143		8,992,811		10,528,798		6,491,833		3,722,007
Net increase (decrease) in net assets applicable to Common shares from operations	$42,125,729		$27,841,040		$26,788,087		$26,677,096		$19,198,757		$18,006,932

See accompanying notes to financial statements.

Nuveen Investments	93

Statement of
Changes in Net Assets (Unaudited)

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Operations
Net investment income (loss)	$25,476,316	$54,983,220	$17,402,897	$37,717,284	$17,795,276	$38,020,965
Net realized gain (loss) from investments	415,604	(4,496,980)	528,694	(4,110,526)	1,146,759	(26,149,022)
Change in net unrealized appreciation (depreciation) of investments	16,233,809	114,383,532	9,909,449	75,463,789	7,846,052	104,254,908
Net increase (decrease) in net assets applicable to Common shares from operations	42,125,729	164,869,772	27,841,040	109,070,547	26,788,087	116,126,851
Distributions to Common Shareholders
From net investment income	(27,910,465)	(57,577,044)	(18,802,997)	(42,173,504)	(18,372,553)	(40,494,777)
From accumulated net realized gains	—	—	—	(6,262,880)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(27,910,465)	(57,577,044)	(18,802,997)	(48,436,384)	(18,372,553)	(40,494,777)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	294,626	895,179	—	1,552,841	—	913,746
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	294,626	895,179	—	1,552,841	—	913,746
Net increase (decrease) in net assets applicable to Common shares	14,509,890	108,187,907	9,038,043	62,187,004	8,415,534	76,545,820
Net assets applicable to Common shares at the beginning of period	1,000,790,449	892,602,542	688,802,954	626,615,950	699,360,455	622,814,635
Net assets applicable to Common shares at the end of period	$1,015,300,339	$1,000,790,449	$697,840,997	$688,802,954	$707,775,989	$699,360,455
Undistributed (Over-distribution of) net investment income at the end of period	$12,693,151	$15,127,300	$1,311,825	$2,711,925	$2,735,113	$3,312,390

See accompanying notes to financial statements.

94	Nuveen Investments

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Operations
Net investment income (loss)	$16,148,298	$33,737,305	$12,706,924	$26,046,294	$14,284,925	$31,475,368
Net realized gain (loss) from investments	1,948,158	(7,128,012)	(2,636,008)	(8,088,572)	(4,343,469)	826,958
Change in net unrealized appreciation (depreciation) of investments	8,580,640	76,258,406	9,127,841	62,604,155	8,065,476	66,498,560
Net increase (decrease) in net assets applicable to Common shares from operations	26,677,096	102,867,699	19,198,757	80,561,877	18,006,932	98,800,886
Distributions to Common Shareholders
From net investment income	(17,537,962)	(36,077,981)	(12,086,149)	(28,132,531)	(16,168,091)	(38,439,108)
From accumulated net realized gains	—	(1,638,658)	—	(5,329,641)	—	(1,535,068)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(17,537,962)	(37,716,639)	(12,086,149)	(33,462,172)	(16,168,091)	(39,974,176)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	247,562	—	119,194
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	247,562	—	119,194
Net increase (decrease) in net assets applicable to Common shares	9,139,134	65,151,060	7,112,608	47,347,267	1,838,841	58,945,904
Net assets applicable to Common shares at the beginning of period	630,515,235	565,364,175	474,432,137	427,084,870	645,993,305	587,047,401
Net assets applicable to Common shares at the end of period	$639,654,369	$630,515,235	$481,544,745	$474,432,137	$647,832,146	$645,993,305
Undistributed (Over-distribution of) net investment income at the end of period	$7,879,719	$9,269,383	$4,957,324	$4,336,549	$1,358,290	$3,241,456

See accompanying notes to financial statements.

Nuveen Investments	95

Statement of
Cash Flows
Six Months Ended April 30, 2013
(Unaudited)

	Performance	Municipal	Market
	Plus	Advantage	Opportunity
	(NPP )	(NMA )	(NMO )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$42,125,729	$27,841,040	$26,788,087
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(211,255,221)	(87,344,578)	(119,646,702)
Proceeds from sales and maturities of investments	101,333,349	88,543,174	127,863,594
Proceeds from (Purchases of) short-term investments, net	—	—	5,023,250
Amortization (Accretion) of premiums and discounts, net	(6,086,533)	(2,023,177)	(1,943,500)
(Increase) Decrease in:
Receivable for dividends and interest	(1,499,636)	(201,450)	584,087
Receivable for investments sold	474,740	2,540,909	(15,019,710)
Other assets	(18,593)	(26,134)	(26,815)
Increase (Decrease) in:
Payable for investments purchased	831,712	(1,368,776)	(1,821,011)
Payable for interest	68,427	—	—
Accrued management fees	33,651	(14,366)	(15,097)
Accrued Directors/Trustees fees	9,644	6,120	6,459
Accrued other expenses	6,612	(13,111)	(25,070)
Net realized (gain) loss from investments	(415,604)	(528,694)	(1,146,759)
Change in net unrealized (appreciation) depreciation of investments	(16,233,809)	(9,909,449)	(7,846,052)
Taxes paid on undistributed capital gains	(6,387)	(1,146)	(4,705)
Net cash provided by (used in) operating activities	(90,631,919)	17,500,362	12,770,056
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	995,983	42,016	71,316
Increase (Decrease) in:
Cash overdraft	—	—	951,829
Floating rate obligations	1,450,000	—	—
Payable for offering costs	136,595	—	—
VMTP Shares, at liquidation value	113,300,000	—	—
Cash distributions paid to Common shareholders	(27,754,728)	(19,110,515)	(18,594,066)
Net cash provided by (used in) financing activities	88,127,850	(19,068,499)	(17,570,921)
Net Increase (Decrease) in Cash	(2,504,069)	(1,568,137)	(4,800,865)
Cash at the beginning of period	3,411,890	4,160,614	4,800,865
Cash at the end of Period	$907,821	$2,592,477	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestments of Common share distributions as follows:

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
	$294,626		$—		$—
Cash paid for interest (excluding amortization of offering costs) was as follows:
	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
	$3,413,557		$449,487		$564,690

See accompanying notes to financial statements.

96	Nuveen Investments

	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAD )	(NXZ )	(NZF )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$26,677,096	$19,198,757	$18,006,932
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(44,073,370)	(57,395,636)	(85,335,814)
Proceeds from sales and maturities of investments	47,150,242	66,406,984	56,668,749
Proceeds from (Purchases of) short-term investments, net	5,023,250	5,023,250	(6,500,000)
Amortization (Accretion) of premiums and discounts, net	(3,262,320)	(1,109,186)	913,523
(Increase) Decrease
Receivable for dividends and interest	20,074	815,073	(40,693)
Receivable for investments sold	(6,240,000)	(9,292,115)	35,097,707
Other assets	(19,005)	(7,542)	(14,896)
Increase (Decrease) in:
Payable for investments purchased	2,055,980	3,288,102	(772,851)
Payable for interest	(5,130)	—	(6,999)
Accrued management fees	(11,964)	(8,550)	21,320
Accrued Directors/Trustees fees	5,532	3,809	4,759
Accrued other expenses	(45,356)	(81,459)	(31,869)
Net realized (gain) loss from investments	(1,948,158)	2,636,008	4,343,469
Change in net unrealized (appreciation) depreciation of investments	(8,580,640)	(9,127,841)	(8,065,476)
Taxes paid on undistributed capital gains	(4,752)	(244)	(1,309)
Net cash provided by (used in) operating activities	16,741,479	20,349,410	14,286,552
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	367,253	38,636	297,622
Increase (Decrease) in:
Cash overdraft	—	—	—
Floating rate obligations	—	1,875,000	—
Payable for offering costs	—	—	—
VMTP Shares, at liquidation value	—	—	—
Cash distributions paid to Common shareholders	(17,642,596)	(12,313,188)	(16,677,183)
Net cash provided by (used in) financing activities	(17,275,343)	(10,399,552)	(16,379,561)
Net Increase (Decrease) in Cash	(533,864)	9,949,858	(2,093,009)
Cash at the beginning of period	834,737	1,178,881	6,107,692
Cash at the end of Period	$300,873	$11,128,739	$4,014,683

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestments of Common share distributions as follows:

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
	$—		$—		$—
Cash paid for interest (excluding amortization of offering costs) was as follows:
	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
	$2,797,120		$293,206		$2,058,326

See accompanying notes to financial statements.

Nuveen Investments	97

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Share- holders	(a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Performance Plus (NPP)
Year Ended 10/31:
2013(e)	$16.68	$.42	$.28	$—	$—		$.70	$(.47)	$—	$(.47)	$—	$16.91	$15.88
2012	14.89	.92	1.83	—	—		2.75	(.96)	—	(.96)	—	16.68	16.44
2011	15.29	.97	(.32)	(.01)	—	*	.64	(.95)	(.09)	(1.04)	—	14.89	14.36
2010	14.52	1.03	.70	(.03)	—	*	1.70	(.92)	(.01)	(.93)	—	15.29	15.00
2009	12.69	1.03	1.65	(.06)	—		2.62	(.79)	—	(.79)	—	14.52	13.48
2008	15.22	1.02	(2.56)	(.29)	—		(1.83)	(.70)	—	(.70)	—	12.69	11.50

Municipal Advantage (NMA)
Year Ended 10/31:
2013(e)	15.76	.40	.24	—	—		.64	(.43)	—	(.43)	—	15.97	14.79
2012	14.37	.86	1.64	—	—		2.50	(.97)	(.14)	(1.11)	—	15.76	15.67
2011	14.79	.93	(.27)	—	—		.66	(1.00)	(.08)	(1.08)	—	14.37	14.05
2010	14.08	1.01	.76	(.01)	—	*	1.76	(.98)	(.07)	(1.05)	—	14.79	14.92
2009	12.12	1.10	1.76	(.06)	—		2.80	(.84)	—	(.84)	—	14.08	13.41
2008	15.20	1.08	(3.06)	(.30)	(.01)		(2.29)	(.77)	(.02)	(.79)	—	12.12	11.41

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

98	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate

(.62)%	4.20%	$1,015,300	1.81	%**	5.30	%**	7%
21.59	18.89	1,000,790	1.67		5.72		10
3.22	4.78	892,603	1.62		6.84		10
18.65	12.07	916,152	1.13		6.93		14
24.78	21.20	869,873	1.23		7.59		6
(10.71)	(12.49)	760,496	1.25		6.96		9

(2.92)	4.10	697,841	1.65	**	5.05	**	9
20.05	17.99	688,803	1.75		5.67		18
1.90	5.05	626,616	2.01		6.76		14
19.58	12.90	642,364	1.66		7.04		16
25.70	23.89	608,813	1.31		8.51		9
(13.16)	(15.65)	523,602	1.38		7.50		13

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), VMTP Shares and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Performance Plus (NPP)
Year Ended 10/31:
2013(e)	.81	%**
2012	.70
2011	.56
2010	.04
2009	.05
2008	.08

Municipal Advantage (NMA)
Year Ended 10/31:
2013(e)	.69	%**
2012	.76
2011	.96
2010	.60
2009	.09
2008	.17

(e)	For the six months ended April 30, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	99

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Share- holders	(a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Market Opportunity (NMO)
Year Ended 10/31:
2013(f)	$15.25	$.39	$.19	$—	$—		$.58	$(.40)	$—	$(.40)	$—	$15.43	$14.33
2012	13.60	.83	1.70	—	—		2.53	(.88)	—	(.88)	—	15.25	14.92
2011	14.17	.88	(.48)	— *	—		.40	(.97)	—	(.97)	—	13.60	13.18
2010	13.59	.99	.56	(.01)	—		1.54	(.96)	—	(.96)	—	14.17	14.55
2009	12.23	1.10	1.13	(.06)	—		2.17	(.81)	—	(.81)	—	13.59	13.32
2008	14.83	1.03	(2.59)	(.31)	—		(1.87)	(.73)	—	(.73)	—	12.23	11.52

Dividend Advantage (NAD)
Year Ended 10/31:
2013(f)	16.05	.41	.27	—	—		.68	(.45)	—	(.45)	—	16.28	15.14
2012	14.39	.86	1.76	—	—		2.62	(.92)	(.04)	(.96)	—	16.05	15.76
2011	14.68	.92	(.29)	(.01)	—		.62	(.91)	—	(.91)	—	14.39	13.70
2010	13.89	1.00	.72	(.02)	—		1.70	(.91)	—	(.91)	—	14.68	14.40
2009	11.77	1.07	1.93	(.05)	—		2.95	(.83)	—	(.83)	—	13.89	12.89
2008	14.90	1.05	(3.14)	(.27)	—		(2.36)	(.77)	—	(.77)	—	11.77	10.72

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

100	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

(1.30)%	3.84%	$707,776	1.72	%**	5.08	%**	N/A		N/A	11%
20.34	19.09	699,360	1.85		5.64		N/A		N/A	13
(2.33)	3.40	622,815	2.10		6.74		N/A		N/A	14
17.03	11.71	648,017	1.70		7.17		N/A		N/A	26
23.67	18.30	619,319	1.32		8.58		N/A		N/A	10
(9.87)	(13.07)	557,346	1.36		7.33		N/A		N/A	8

(1.15)	4.25	639,654	1.93	**	5.10	**	N/A		N/A	5
22.59	18.67	630,515	2.04		5.55		N/A		N/A	12
1.93	4.76	565,364	2.02		6.77		N/A		N/A	15
19.17	12.60	576,895	1.61		6.99		N/A		N/A	8
28.86	25.78	545,534	1.26		8.38		1.21%		8.43%	9
(16.46)	(16.42)	462,554	1.36		7.33		1.22		7.46	11

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, VMTP Shares, and/or VRDP Shares, where applicable.

(d)	After expense reimbursement from the Adviser, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing Dividend Advantage (NAD) for any fees and expenses.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Market Opportunity (NMO)
Year Ended 10/31:
2013(f)	.75	%**
2012	.82
2011	.97
2010	.58
2009	.07
2008	.14

Dividend Advantage (NAD)
Year Ended 10/31:
2013(f)	1.00	%**
2012	1.03
2011	.94
2010	.54
2009	.09
2008	.21

(f)	For the six months ended April 30, 2013.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	101

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Share- holders	(a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2013(f)	$16.09	$.43	$.23	$—	$—		$.66	$(.41)	$—	$(.41)	$—	$16.34	$15.27
2012	14.50	.88	1.84	—	—		2.72	(.95)	(.18)	(1.13)	—	16.09	15.63
2011	14.76	.99	(.29)	—	—		.70	(.96)	—	(.96)	—	14.50	13.90
2010	14.45	1.02	.26	—	—		1.28	(.97)	—	(.97)	—	14.76	14.67
2009	12.71	1.04	1.59	—	—		2.63	(.89)	—	(.89)	—	14.45	14.14
2008	15.55	1.05	(2.81)	(.20)	—		(1.96)	(.88)	—	(.88)	—	12.71	12.35

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2013(f)	15.99	.35	.10	—	—		.45	(.40)	—	(.40)	—	16.04	14.73
2012	14.53	.78	1.67	—	—		2.45	(.95)	(.04)	(.99)	—	15.99	15.73
2011	14.74	.98	(.18)	(.01)	—	*	.79	(.98)	(.02)	(1.00)	—	14.53	14.17
2010	14.19	1.06	.52	(.02)	—	*	1.56	(.95)	(.06)	(1.01)	—	14.74	14.58
2009	12.10	1.08	1.91	(.05)	—		2.94	(.85)	—	(.85)	—	14.19	13.38
2008	15.03	1.06	(2.95)	(.27)	—		(2.16)	(.77)	—	(.77)	—	12.10	10.72

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

102	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

.31%	4.13%	$481,545	1.49	%**	5.34	%**	N/A		N/A	8%
21.15	19.46	474,432	1.64		5.70		N/A		N/A	15
1.70	5.24	427,085	1.78		7.08		1.75%		7.11%	40
10.89	9.12	434,764	1.79		6.85		1.68		6.95	5
22.63	21.41	425,253	1.91		7.59		1.73		7.77	2
(15.21)	(13.23)	373,940	1.71		6.82		1.45		7.08	10

(3.87)	2.83	647,832	1.67	**	4.44	**	N/A		N/A	6
18.48	17.33	645,993	1.76		5.06		N/A		N/A	22
4.59	5.83	587,047	1.53		6.93		1.46		7.00	30
17.04	11.41	595,413	1.17		7.21		1.02		7.36	7
33.89	25.08	573,088	1.26		7.98		1.04		8.20	2
(17.85)	(14.99)	488,561	1.34		7.08		1.04		7.37	7

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, VMTP Shares, and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Dividend Advantage 2 (NXZ) for any fees and expenses. As of September 30, 2011, the Adviser is no longer reimbursing Dividend Advantage 3 (NZF) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2013(f)	.60	%**
2012	.65
2011	.78
2010	.78
2009	.83
2008	.49

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2013(f)	.73	%**
2012	.77
2011	.48
2010	.09
2009	.11
2008	.19

(f)	For the six months ended April 30, 2013.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	103

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		VMTP Shares at the End of Period		VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
Performance Plus (NPP)
Year Ended 10/31:
2013(a)	$—	$—	$535,000	$289,776	$—	$—
2012	—	—	421,700	337,323	—	—
2011	—	—	421,700	311,668	—	—
2010	419,900	79,546	—	—	—	—
2009	419,900	76,790	—	—	—	—
2008	439,650	68,244	—	—	—	—

Municipal Advantage (NMA)
Year Ended 10/31:
2013(a)	—	—	—	—	296,800	335,122
2012	—	—	—	—	296,800	332,076
2011	—	—	—	—	296,800	311,124
2010	—	—	—	—	296,800	316,430
2009	293,200	76,911	—	—	—	—
2008	341,650	63,314	—	—	—	—

See accompanying notes to financial statements.

104	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (b)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		ARPS, MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
Market Opportunity (NMO)
Year Ended 10/31:
2013(a)	$—	$—	$—	$—	$—	$—	$350,900	$301,703	$—
2012	—	—	—	—	—	—	350,900	299,305	—
2011	—	—	—	—	—	—	350,900	277,491	—
2010	—	—	—	—	—	—	350,900	284,673	—
2009	346,675	69,661	—	—	—	—	—	—	—
2008	361,675	63,525	—	—	—	—	—	—	—

Dividend Advantage (NAD)
Year Ended 10/31:
2013(a)	—	—	144,300	34.17	120,400	341,653	—	—	3.42
2012	—	—	144,300	33.82	120,400	338,200	—	—	3.38
2011	—	—	144,300	31.36	120,400	313,587	—	—	3.14
2010	120,075	79,553	144,300	31.82	—	—	—	—	3.18
2009	261,800	77,095	—	—	—	—	—	—	—
2008	266,800	68,343	—	—	—	—	—	—	—

(a)	For the six months ended April 30, 2013.
(b)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Dividend Advantage (NAD)
Year Ended 10/31:
2013(a)	2015	$10.08	$10.10
2012	2015	10.10	10.09
2011	2015	10.06	10.05
2010	2015	10.10	10.10	^

^	For the period March 16, 2010 (first issuance date of shares) through October 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	105

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period (b)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2013(a)	$—	$—	$—	$—	$—	$—	$196,000	$345,686	$—
2012	—	—	—	—	—	—	196,000	342,057	—
2011	—	—	—	—	—	—	196,000	317,900	—
2010	—	—	—	—	—	—	196,000	321,819	—
2009	—	—	—	—	—	—	196,000	316,966	—
2008	—	—	—	—	—	—	196,000	290,785	—

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2013(a)	—	—	70,000	37.08	169,200	370,833	—	—	3.71
2012	—	—	70,000	37.01	169,200	370,064	—	—	3.70
2011	—	—	70,000	34.54	169,200	345,421	—	—	3.45
2010	236,950	87,821	—	—	—	—	—	—	—
2009	236,950	85,465	—	—	—	—	—	—	—
2008	270,775	70,108	—	—	—	—	—	—	—

(a)	For the six months ended April 30, 2013.
(b)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Dividend Advantage 3 (NZF)
Year Ended 10/31:
2013(a)	2016	$10.14	$10.13
2012	2016	10.14	10.12
2011	2016	10.14	10.05	^

^	For the period December 20, 2010 (first issuance date of shares) through October 31, 2011.

See accompanying notes to financial statements.

106	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF) (each a “Fund” and collectively, the “Funds”). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange (“NYSE”) while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the NYSE MKT. The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies.

On December 31, 2012, the Fund’s investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisors, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds and other fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Nuveen Investments	107

Notes to
Financial Statements (Unaudited) (continued)

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of April 30, 2013, Performance Plus (NPP), Market Opportunity (NMO), Dividend Advantage (NAD), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) had outstanding when-issued/delayed delivery purchase commitments of $3,490,705, $3,127,689, $2,055,980, $3,177,376 and $827,204, respectively. There were no such outstanding purchase commitments in Municipal Advantage (NMA).

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP shares, which are recognized as interest expense for financial reporting purposes, are paid

108	Nuveen Investments

monthly at a fixed annual rate, subject to adjustments in certain circumstances. MTP Shares trade on the NYSE. As of April 30, 2013, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund are as follows:

				Shares
				Outstanding	Annual
		NYSE MKT	Shares	at $10 Per Share	Interest
	Series	Ticker	Outstanding	Liquidation Value	Rate
Dividend Advantage (NAD)
	2015	NAD PrC	14,430,000	$144,300,000	2.70%
Dividend Advantage 3 (NZF)
	2016	NZF PrC	7,000,000	$70,000,000	2.80%

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares will also be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

			Term	Optional	Premium
		NYSE MKT	Redemption	Redemption	Expiration
	Series	Ticker	Date	Date	Date
Dividend Advantage (NAD)
	2015	NAD PrC	April 1, 2015	April 1, 2011	March 31, 2012
Dividend Advantage 3 (NZF)
	2016	NZF PrC	January 1, 2016	January 1, 2012	December 31, 2012

The average liquidation value of MTP Shares outstanding for each Fund during the six month ended April 30, 2013, was as follows:

	Dividend		Dividend
	Advantage		Advantage 3
	(NAD	)	(NZF	)
Average liquidation value of MTP Shares outstanding	$144,300,000		$70,000,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share.

Performance Plus (NPP), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) issued their VMTP Shares in privately negotiated offerings, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

During the current fiscal period, Performance Plus (NPP) exchanged all 4,217 shares of its outstanding Series 2014 VMTP for 4,217 shares of Series 2015 VMTP. Concurrent with the exchange, Performance Plus (NPP) issued an additional $113,300,000, at liquidation value, of Series 2015 VMTP Shares through a privately negotiated offering, which were offered to qualified institutional buyers pursuant to Rule 144a under the Securities Act of 1933. The Fund completed the exchange offer in which it refinanced its existing VMTP Shares with new VMTP Shares at a reduced cost and with a term redemption date of December 1, 2015.

Nuveen Investments	109

Notes to
Financial Statements (Unaudited) (continued)

As of April 30, 2013, the number of VMTP Shares outstanding, at liquidation value, for each Fund are as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Series 2014	$—		$120,400,000		$169,200,000
Series 2015	535,000,000		—		—

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Term Redemption Date	December 1, 2015		August 1, 2014		October 1, 2014
Optional Redemption Date	December 1, 2013		August 1, 2012		October 1, 2012
Premium Expiration Date	November 30, 2013		July 31, 2012		September 30, 2012

The average liquidation value of VMTP Shares outstanding and annualized dividend rate for each Fund during the six months ended April 30, 2013, were as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Average liquidation value of VMTP Shares outstanding	$535,000,000		$120,400,000		$169,200,000
Annualized dividend rate	1.28%		1.18%		1.13%

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability and recognized as “Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Fund in connection with its offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

In conjunction with Performance Plus’s (NPP) exchange of VMTP Shares, the remaining deferred offering costs of $1,142,851 for the Fund’s issuance of Series 2014 VMTP Shares were fully expensed during the current fiscal period, as the exchange was deemed an extinguishment of debt. Offering costs of $175,000 were incurred with the Fund’s issuance of Series 2015 VMTP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage 2 (NXZ) issued their VRDP Shares in privately negotiated offerings, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

As of April 30, 2013, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Series	1		1		2
VRDP Shares outstanding	2,968		3,509		1,960
Maturity	March 1, 2040		March 1, 2040		August 1, 2040

110	Nuveen Investments

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during six months ended April 30, 2013, were as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Average liquidation value of VRDP Shares outstanding	$296,800,000		$350,900,000		$196,000,000
Annualized dividend rate	0.21%		0.28%		0.25%

For financial reporting purposes only, the liquidation value of VRDP Shares is recorded as a liability and recognized as “Variable Rate Demand Preferred (VRDP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities” and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense on floating rate transactions” on the Statement of Operations.

During the six months ended April 30, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Nuveen Investments	111

Notes to
Financial Statements (Unaudited) (continued)

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of April 30, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts, was as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Maximum exposure to Recourse Trusts	$18,750,000		$11,250,000		$7,500,000		$11,250,000		$11,250,000		$1,675,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2013, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Average floating rate obligations outstanding	$23,638,757		$45,488,333		$34,730,000		$42,810,000		$18,249,641		$44,412,000
Average annual interest rate and fees	0.63%		0.63%		0.50%		0.64%		0.57%		0.54%

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

112	Nuveen Investments

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Performance Plus (NPP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,550,837,078	$—	$1,550,837,078
Corporate Bonds	—	—	62,019	62,019
Total	$—	$1,550,837,078	$62,019	$1,550,899,097

Municipal Advantage (NMA)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,020,781,343	$—	$1,020,781,343
Corporate Bonds	—	—	63,767	63,767
Total	$—	$1,020,781,343	$63,767	$1,020,845,110

Market Opportunity (NMO)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,062,826,455	$—	$1,062,826,455
Corporate Bonds	—	—	187,691	187,691
Total	$—	$1,062,826,455	$187,691	$1,063,014,146

Dividend Advantage (NAD)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$930,880,454	$—	$930,880,454
Corporate Bonds	—	—	74,529	74,529
Investment Companies	595,243	—	—	595,243
Total	$595,243	$930,880,454	$74,529	$931,550,226

Dividend Advantage 2 (NXZ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$670,523,743	$—	$670,523,743
Corporate Bonds	—	—	77,754	77,754
Total	$—	$670,523,743	$77,754	$670,601,497

Dividend Advantage 3 (NZF)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$901,208,250	$—	$901,208,250
Corporate Bonds	—	—	12,668	12,668
Investment Companies	3,960,228	—	—	3,960,228
Short-Term Investments*:
Municipal Bonds	—	11,000,000	—	11,000,000
Total	$3,960,228	$912,208,250	$12,668	$916,181,146

*	Refer to the Fund’s Portfolio of Investments for industry/state classifications of Municipal Bonds and breakdown of Corporate Bonds classified as Level 3.

Nuveen Investments	113

Notes to
Financial Statements (Unaudited) (continued)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i.)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii.)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
Each Fund is authorized to invest in certain derivative instruments, including futures, options and swap contracts. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2013.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Common shares issued to shareholders due to reinvestment of distributions	17,159	55,834	—	106,232	—	64,861

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	16,604	—	8,007

114	Nuveen Investments

Preferred Shares
Transactions in VMTP Shares were as follows:

	Performance Plus (NPP)
	Six Months
	Ended		Year Ended
	4/30/13		10/31/12
	Shares	Amount	Shares	Amount
VMTP Shares issued: Series 2015	5,350	$535,000,000	—	$—
VMTP Shares exchanged: Series 2014	(4,217)	(421,700,000)	—	—
Total	1,133	$113,300,000	—	—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended April 30, 2013, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Purchases	$211,255,221		$87,344,578		$119,646,702		$44,073,370		$57,395,636		$85,335,814
Sales and maturities	101,333,349		88,543,174		127,863,594		47,150,242		66,406,984		56,668,749

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of April 30, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Cost of investments	$1,354,470,902		$885,566,598		$929,337,958		$800,868,173		$579,903,408		$793,641,779
Gross unrealized:
Appreciation	$181,096,153		$97,505,095		$100,403,274		$97,328,043		$81,184,937		$84,218,763
Depreciation	(9,903,729)		(7,718,227)		(1,458,585)		(9,455,630)		(10,629,517)		(6,029,017)
Net unrealized appreciation (depreciation) of investments	$171,192,424		$89,786,868		$98,944,689		$87,872,413		$70,555,420		$78,189,746

Permanent differences, primarily due to federal taxes paid, taxable market discount, non-deductible offering costs, and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets as of October 31, 2012, the Funds’ last tax year end, as follows:

	Performance		Municipal		Market		Dividend	Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage	Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD )	(NXZ	)	(NZF )
Paid-in surplus	$(602,125)		$68,391		$(100,947)		$(606,237)	$12,614		$(499,812)
Undistributed (Over-distribution of) net investment income	285,200		(147,047)		10,896		657,792	(29,057)		587,440
Accumulated net realized gain (loss)	316,925		78,656		90,051		(51,555)	16,443		(87,628)

Nuveen Investments	115

Notes to
Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2012, the Funds’ last tax year end, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Undistributed net tax-exempt income1	$18,464,356		$4,615,792		$5,182,169		$10,737,654		$4,630,341		$5,872,755
Undistributed net ordinary income2	42,577		348,481		31,662		238,358		1,629		77,406
Undistributed net long-term capital gains	—		—		—		—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2012, paid on November 1, 2012.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Distributions from net tax-exempt income	$63,491,216		$42,341,299		$41,941,619		$41,039,903		$28,716,318		$42,554,847
Distributions from net ordinary income2	—		1,340,750		—		269,121		133,775		1,740
Distributions from net long-term capital gains	—		5,842,372		—		1,829,772		5,328,444		1,622,006

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Performance		Market
	Plus		Opportunity
	(NPP	)	(NMO	)
Expiration:
October 31, 2014	$—		$1,437,187
October 31, 2015	—		1,902,879
October 31, 2016	—		1,398,166
October 31, 2019	310,323		3,031,141
Total	$310,323		$7,769,373

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended October 31, 2012, the Funds generated post-enactment capital losses as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Post-enactment losses:
Short-term	$—		$—		$30,024		$166		$—		$—
Long-term	4,180,055		3,854,116		26,028,947		6,955,125		7,945,653		468,456

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

116	Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Performance Plus (NPP)
Municipal Advantage (NMA)
Market Opportunity (NMO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Dividend Advantage (NAD)
Dividend Advantage 2 (NXZ)
Dividend Advantage 3 (NZF)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2013, the complex-level fee rate for each of these Funds was .1661%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are

Nuveen Investments	117

Notes to
Financial Statements (Unaudited) (continued)

entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

118	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	119

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

120	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see Leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indexes.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-

Nuveen Investments	121

Glossary of Terms
Used in this Report (continued)

dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “’40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a Fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a Fund’s use of preferred stock and borrowings and investments in

122	Nuveen Investments

the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	123

Notes

124	Nuveen Investments

Notes

Nuveen Investments	125

Notes

126	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisers, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NPP	—
NMA	—
NMO	—
NAD	—
NXZ	—
NZF	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	127

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $224 billion as of March 31, 2013.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0413D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 8, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 8, 2013